UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07239

Name of Registrant:	Vanguard Horizon Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Item 1:	Schedule of Investments

Vanguard Strategic Equity Fund

Schedule of Investments

As of June 30, 2008

		Shares	Market Value ($000)
Common Stocks (99.8%)
Consumer Discretionary (12.2%)
*	AutoZone Inc.	449,700	54,418
	Darden Restaurants Inc.	1,541,932	49,249
	Whirlpool Corp.	628,400	38,791
*	Dollar Tree, Inc.	1,079,490	35,289
*,^	Mohawk Industries, Inc.	546,125	35,007
^	New York Times Co. Class A	2,064,700	31,776
*	Expedia, Inc.	1,605,251	29,504
*	Priceline.com, Inc.	237,100	27,376
	Abercrombie & Fitch Co.	427,700	26,808
*	Hanesbrands Inc.	948,900	25,753
*	Marvel Entertainment, Inc.	635,600	20,428
	DeVry, Inc.	368,000	19,732
	Autoliv, Inc.	380,414	17,735
*	Aeropostale, Inc.	504,650	15,811
	Newell Rubbermaid, Inc.	919,326	15,435
*,^	Chipotle Mexican Grill, Inc.	161,600	13,351
	Wyndham Worldwide Corp.	711,900	12,750
*	Jack in the Box Inc.	549,800	12,321
	Meredith Corp.	433,720	12,270
*	JAKKS Pacific, Inc.	527,499	11,526
	The Stanley Works	226,000	10,132
	Sherwin-Williams Co.	202,557	9,303
*	ITT Educational Services, Inc.	107,200	8,858
*	Big Lots Inc.	280,900	8,775
	Bob Evans Farms, Inc.	302,417	8,649
*	Exide Technologies	507,800	8,511
*	ATC Technology Corp.	326,100	7,592
*	DreamWorks Animation SKG, Inc.	238,000	7,095
*	Capella Education Co.	109,500	6,532
	Burger King Holdings Inc.	227,700	6,100
	Sinclair Broadcast Group, Inc.	763,416	5,802
*	The Goodyear Tire & Rubber Co.	307,700	5,486
*	Denny's Corp.	1,886,795	5,358
*	NVR, Inc.	9,500	4,751
*	Helen of Troy Ltd.	244,400	3,940
	Regal Entertainment Group Class A	255,247	3,900
*	Lin TV Corp.	597,872	3,563
*	Lear Corp.	251,000	3,559
	Sonic Automotive, Inc.	268,000	3,454
	Ross Stores, Inc.	96,249	3,419
	World Wrestling Entertainment, Inc.	209,087	3,235
	International Speedway Corp.	77,900	3,040
	UniFirst Corp.	65,103	2,907
*,^	Jos. A. Bank Clothiers, Inc.	100,900	2,699
*	Entravision Communications Corp.	661,600	2,660
^	Polaris Industries, Inc.	60,500	2,443
	Interactive Data Corp.	96,534	2,426
	Idearc Inc.	1,002,373	2,356
	E.W. Scripps Co. Class A	55,600	2,310
	CSS Industries, Inc.	92,500	2,240
	American Greetings Corp. Class A	179,200	2,211
	Black & Decker Corp.	37,800	2,174
	Hillenbrand Inc.	100,100	2,142
*	Papa John's International, Inc.	69,021	1,835
	Regis Corp.	68,600	1,808
	Dover Downs Gaming & Entertainment, Inc.	276,250	1,773
*	Red Robin Gourmet Burgers, Inc.	57,200	1,587
	Journal Communications, Inc.	312,800	1,508
*	Rent-A-Center, Inc.	68,900	1,417
	Movado Group, Inc.	70,400	1,394
	Ethan Allen Interiors, Inc.	50,100	1,232
	Service Corp. International	123,107	1,214

*	Town Sports International Holdings, Inc.	116,300	1,086
*	Bally Technologies Inc.	31,700	1,071
	CBRL Group, Inc.	41,300	1,012
*	AFC Enterprises, Inc.	105,300	841
	Gray Television, Inc.	251,300	721
*	1-800-FLOWERS.COM, Inc.	73,900	477
*,^	Conn's, Inc.	27,600	444
	RadioShack Corp.	33,000	405
	FTD Group, Inc.	29,000	387
	Barnes & Noble, Inc.	15,500	385
*	Valassis Communications, Inc.	28,000	351
*	Jo-Ann Stores, Inc.	14,800	341
	Hearst-Argyle Television Inc.	16,800	323
	VF Corp.	4,500	320
*	Charlotte Russe Holding Inc.	15,200	270
*	CEC Entertainment Inc.	8,600	241
	Skechers U.S.A., Inc.	11,700	231
*,^	Blockbuster Inc. Class A	89,600	224
	Quiksilver, Inc.	22,200	218
	Stage Stores, Inc.	18,300	214
	Group 1 Automotive, Inc.	8,600	171
*	P.F. Chang's China Bistro, Inc.	7,600	170
	ArvinMeritor, Inc.	13,000	162
*	Westwood One, Inc.	112,202	140
*	Deckers Outdoor Corp.	500	70
	The Buckle, Inc.	700	32
	Churchill Downs, Inc.	900	31
	Entercom Communications Corp.	4,400	31
	TRW Automotive Holdings Corp.	1,600	30
			687,119
Consumer Staples (4.0%)
	Molson Coors Brewing Co. Class B	978,200	53,146
*	NBTY, Inc.	768,183	24,628
*	Dr. Pepper Snapple Group, Inc.	956,600	20,070
^	Nash-Finch Co.	472,695	16,199
	The Pepsi Bottling Group, Inc.	496,000	13,848
^	Cal-Maine Foods, Inc.	391,300	12,909
	SuperValu Inc.	334,500	10,333
	The Clorox Co.	191,400	9,991
*,^	Ralcorp Holdings, Inc.	166,300	8,222
*	Chiquita Brands International, Inc.	511,400	7,758
*	Winn-Dixie Stores, Inc.	431,911	6,919
	Herbalife Ltd.	177,300	6,870
	PepsiAmericas, Inc.	322,905	6,387
	Universal Corp. (VA)	132,136	5,975
	Corn Products International, Inc.	113,600	5,579
	Alberto-Culver Co.	162,600	4,272
*	Alliance One International, Inc.	542,200	2,771
	Del Monte Foods Co.	364,662	2,589
*	Prestige Brands Holdings Inc.	195,300	2,082
	Bunge Ltd.	10,700	1,152
	National Beverage Corp.	85,000	618
*	BJ's Wholesale Club, Inc.	14,000	542
	Coca-Cola Bottling Co.	6,800	251
			223,111
Energy (13.6%)
	Murphy Oil Corp.	741,300	72,685
	ENSCO International, Inc.	804,309	64,940
	Massey Energy Co.	642,100	60,197
	Helmerich & Payne, Inc.	795,742	57,309
*	Plains Exploration & Production Co.	755,600	55,136
*	Swift Energy Co.	794,900	52,511
*	Whiting Petroleum Corp.	494,900	52,499
	Patterson-UTI Energy, Inc.	1,359,269	48,988
	Tidewater Inc.	610,300	39,688

	Noble Energy, Inc.	354,100	35,608
	Noble Corp.	496,022	32,222
*	Bristow Group, Inc.	555,400	27,487
*	Mariner Energy Inc.	701,100	25,920
*	Comstock Resources, Inc.	299,096	25,253
	W&T Offshore, Inc.	349,300	20,438
*	Denbury Resources, Inc.	461,400	16,841
*	Ultra Petroleum Corp.	157,100	15,427
*	Nabors Industries, Inc.	303,862	14,959
*	Superior Energy Services, Inc.	248,647	13,710
*	Stone Energy Corp.	163,600	10,783
*	Oil States International, Inc.	81,007	5,139
*	Rosetta Resources, Inc.	170,900	4,871
*	SEACOR Holdings Inc.	42,500	3,804
*	Grey Wolf, Inc.	369,319	3,335
*	W-H Energy Services, Inc.	29,200	2,796
*	Gulfmark Offshore, Inc.	31,700	1,844
*	Bois d'Arc Energy, Inc.	30,200	734
	Cimarex Energy Co.	9,900	690
*	PetroQuest Energy, Inc.	23,600	635
	Berry Petroleum Class A	5,900	347
	Pioneer Natural Resources Co.	2,100	164
	McMoRan Exploration Co.	1,100	30
			766,990
Financials (15.6%)
*	Nasdaq Stock Market Inc.	1,600,500	42,493
	Bank of Hawaii Corp.	747,175	35,715
	Ameriprise Financial, Inc.	848,121	34,493
	Cullen/Frost Bankers, Inc.	609,800	30,399
	PartnerRe Ltd.	352,219	24,349
	Endurance Specialty Holdings Ltd.	787,700	24,253
*	Arch Capital Group Ltd.	361,200	23,955
	Axis Capital Holdings Ltd.	781,780	23,305
	Torchmark Corp.	379,455	22,255
	Associated Banc-Corp.	1,090,823	21,042
	HCP, Inc. REIT	535,800	17,044
	W.R. Berkley Corp.	680,735	16,447
	Host Hotels & Resorts Inc. REIT	1,163,400	15,880
	Platinum Underwriters Holdings, Ltd.	474,000	15,457
	Commerce Bancshares, Inc.	385,430	15,286
	Unum Group	721,800	14,761
^	Synovus Financial Corp.	1,386,950	12,108
^	Pacific Capital Bancorp	861,430	11,871
	FirstMerit Corp.	723,401	11,799
	Ventas, Inc. REIT	267,900	11,405
	Janus Capital Group Inc.	429,000	11,356
	Apartment Investment & Management Co. Class A REIT	322,909	10,998
	Alexandria Real Estate Equities, Inc. REIT	106,900	10,406
*	Interactive Brokers Group, Inc.	314,000	10,089
	Everest Re Group, Ltd.	124,300	9,908
	Nationwide Health Properties, Inc. REIT	313,400	9,869
	Aspen Insurance Holdings Ltd.	414,300	9,806
^	The St. Joe Co.	285,700	9,805
	Leucadia National Corp.	208,790	9,801
	Taubman Co. REIT	193,200	9,399
^	Popular, Inc.	1,392,900	9,179
	Safeco Corp.	136,002	9,134
	First Commonwealth Financial Corp.	978,620	9,131
	Senior Housing Properties Trust REIT	463,100	9,044
	Douglas Emmett, Inc. REIT	405,100	8,900

	Highwood Properties, Inc. REIT	282,700	8,882
	National Retail Properties REIT	390,200	8,155
	Hospitality Properties Trust REIT	333,000	8,145
*	CB Richard Ellis Group, Inc.	418,200	8,029
	Home Properties, Inc. REIT	165,400	7,949
	Jones Lang LaSalle Inc.	130,400	7,849
	Eaton Vance Corp.	196,000	7,793
	Tanger Factory Outlet Centers, Inc. REIT	212,600	7,639
	AMB Property Corp. REIT	150,782	7,596
	Mid-America Apartment Communities, Inc. REIT	146,900	7,498
	Mack-Cali Realty Corp. REIT	212,700	7,268
*	EZCORP, Inc.	539,721	6,881
^	CapitalSource Inc. REIT	619,500	6,864
	Parkway Properties Inc. REIT	194,800	6,571
	Odyssey Re Holdings Corp.	182,500	6,479
	Post Properties, Inc. REIT	216,700	6,447
	Kimco Realty Corp. REIT	184,773	6,378
	F.N.B. Corp.	536,100	6,315
	Sun Communities, Inc. REIT	346,300	6,313
	City Holding Co.	152,155	6,203
	Pennsylvania REIT	267,300	6,185
	Rayonier Inc. REIT	142,050	6,031
	Colonial Properties Trust REIT	300,660	6,019
	Annaly Mortgage Management Inc. REIT	385,400	5,978
	RenaissanceRe Holdings Ltd.	124,566	5,564
	IPC Holdings Ltd.	208,000	5,522
	Healthcare Realty Trust Inc. REIT	224,500	5,336
	Camden Property Trust REIT	118,500	5,245
*	TD Ameritrade Holding Corp.	289,000	5,228
	NBT Bancorp, Inc.	246,952	5,090
	S & T Bancorp, Inc.	173,400	5,039
	Washington REIT	167,200	5,024
	Plum Creek Timber Co. Inc. REIT	117,500	5,018
	Avalonbay Communities, Inc. REIT	55,500	4,948
*	Affiliated Managers Group, Inc.	52,000	4,683
	Allied World Assurance Holdings, Ltd.	117,995	4,675
	EastGroup Properties, Inc. REIT	106,800	4,582
^	JER Investors Trust Inc. REIT	620,900	3,912
	FelCor Lodging Trust, Inc. REIT	364,700	3,829
*	Penson Worldwide, Inc.	270,100	3,228
	WSFS Financial Corp.	72,150	3,218
	BancFirst Corp.	67,122	2,873
	Potlatch Corp. REIT	62,900	2,838
	iStar Financial Inc. REIT	201,800	2,666
*	Philadelphia Consolidated Holding Corp.	78,224	2,657
	Cash America International Inc.	81,000	2,511
	Gamco Investors Inc. Class A	45,666	2,266
*	Navigators Group, Inc.	41,200	2,227
	First Community Bancshares, Inc.	77,400	2,183
*	Guaranty Financial Group, Inc.	390,700	2,098
	SL Green Realty Corp. REIT	25,126	2,078
	LTC Properties, Inc. REIT	79,600	2,035
	Oriental Financial Group Inc.	140,500	2,004

	Saul Centers, Inc. REIT	42,100	1,978
	WesBanco, Inc.	112,714	1,933
	Developers Diversified Realty Corp. REIT	47,400	1,645
^	Crystal River Capital Inc. REIT	424,000	1,552
	LaSalle Hotel Properties REIT	59,600	1,498
^	City Bank Lynnwood (WA)	154,609	1,330
	The Macerich Co. REIT	21,200	1,317
*	Knight Capital Group, Inc. Class A	70,853	1,274
*	Virginia Commerce Bancorp, Inc.	232,540	1,207
	Sterling Bancorp	100,808	1,205
^	Heartland Financial USA, Inc.	65,000	1,182
	First Merchants Corp.	59,391	1,078
	Federal Realty Investment Trust REIT	14,200	980
	Regency Centers Corp. REIT	16,400	970
	Republic Bancorp, Inc. Class A	35,900	883
	Willis Group Holdings Ltd.	20,900	656
	Getty Realty Holding Corp. REIT	40,700	587
	Anworth Mortgage Asset Corp. REIT	88,800	578
	Omega Healthcare Investors, Inc. REIT	33,500	558
	Great Southern Bancorp, Inc.	61,605	500
	Presidential Life Corp.	32,253	497
	MFA Mortgage Investments, Inc. REIT	71,500	466
	Acadia Realty Trust REIT	20,100	465
*	Dollar Financial Corp.	27,600	417
	Financial Federal Corp.	13,400	294
	International Bancshares Corp.	11,800	252
	MCG Capital Corp.	57,300	228
	Community Bank System, Inc.	10,100	208
	S.Y. Bancorp, Inc.	8,500	182
	American Campus Communities, Inc. REIT	4,585	128
*	United America Indemnity, Ltd.	6,900	92
	First Financial Bancorp	7,500	69
*	Guaranty Financial Group Rights Exp. 7/21/08	390,700	51
^	Thornburg Mortgage, Inc. REIT	214,300	43
	BOK Financial Corp.	600	32
	FPIC Insurance Group, Inc.	700	32
	FCStone Group, Inc.	1,100	31
	Cardtronics Inc.	3,200	28
	First BanCorp Puerto Rico	4,100	26
			875,638
Health Care (9.9%)
*	Intuitive Surgical, Inc.	220,700	59,457
	AmerisourceBergen Corp.	1,337,757	53,497
*	Lincare Holdings, Inc.	1,802,596	51,194
	Beckman Coulter, Inc.	635,846	42,939
	Perrigo Co.	1,281,903	40,726
	Sciele Pharma, Inc.	1,338,208	25,894
*	Pediatrix Medical Group, Inc.	522,300	25,713
*	PAREXEL International Corp.	954,800	25,121
*	Express Scripts Inc.	361,900	22,698
*	King Pharmaceuticals, Inc.	1,912,600	20,025
	Universal Health Services Class B	289,800	18,321
*,^	Isis Pharmaceuticals, Inc.	1,161,202	15,827
*	BioMarin Pharmaceutical Inc.	499,100	14,464
*	Invitrogen Corp.	323,000	12,681
	STERIS Corp.	348,400	10,020

*	Onyx Pharmaceuticals, Inc.	274,600	9,776
*	Cynosure Inc.	464,200	9,200
*	Charles River Laboratories, Inc.	111,400	7,121
	Chemed Corp.	167,200	6,121
*	MedCath Corp.	335,620	6,034
*	PharMerica Corp.	260,353	5,881
*	DaVita, Inc.	98,900	5,255
*	Warner Chilcott Ltd.	285,900	4,846
	Invacare Corp.	236,500	4,834
*	Watson Pharmaceuticals, Inc.	172,500	4,687
*	OSI Pharmaceuticals, Inc.	101,800	4,206
*	Myriad Genetics, Inc.	91,100	4,147
*	Xenoport Inc.	103,340	4,033
*	Skilled Healthcare Group Inc.	300,398	4,031
*	Alexion Pharmaceuticals, Inc.	48,600	3,524
*	Emergent BioSolutions Inc.	274,500	2,726
*	Martek Biosciences Corp.	70,500	2,377
*	Kindred Healthcare, Inc.	82,300	2,367
*	CONMED Corp.	86,700	2,302
*	Bio-Rad Laboratories, Inc. Class A	27,500	2,225
*	Cambrex Corp.	367,900	2,160
*	Genoptix, Inc.	67,400	2,126
*	AMERIGROUP Corp.	91,400	1,901
*	Albany Molecular Research, Inc.	137,890	1,830
*	Merit Medical Systems, Inc.	112,600	1,655
	Medicis Pharmaceutical Corp.	62,500	1,299
*	Apria Healthcare Group Inc.	66,252	1,285
*	K-V Pharmaceutical Co. Class A	62,000	1,198
*	Affymetrix, Inc.	113,100	1,164
*	eResearch Technology, Inc.	66,400	1,158
*	ViroPharma Inc.	90,900	1,005
*	Gentiva Health Services, Inc.	48,600	926
*	Endo Pharmaceuticals Holdings, Inc.	36,600	885
*	Sucampo Pharmaceuticals Inc.	38,000	408
*	Amedisys Inc.	7,800	393
	Owens & Minor, Inc. Holding Co.	7,100	324
	Datascope Corp.	6,900	324
*	Res-Care, Inc.	17,000	302
*	Alnylam Pharmaceuticals Inc.	11,200	299
*	Kendle International Inc.	7,000	254
*	AmSurg Corp.	7,020	171
	Questcor Pharmaceuticals, Inc.	7,000	33
	Health Management Associates Class A	4,900	32
	Valeant Pharmaceuticals International	1,800	31
	Cross Country Healthcare, Inc.	2,100	30
			555,463
Industrials (16.0%)
	Cummins Inc.	960,582	62,937
	Parker Hannifin Corp.	853,241	60,853
	Cooper Industries, Inc. Class A	1,270,700	50,193
	Manpower Inc.	847,275	49,345
*	Allied Waste Industries, Inc.	3,709,988	46,820
^	Trinity Industries, Inc.	1,323,720	45,920
	The Manitowoc Co., Inc.	1,322,580	43,023
*	AGCO Corp.	786,600	41,226
*	Terex Corp.	800,097	41,101
*,^	TBS International Ltd.	837,200	33,446
*	Gardner Denver Inc.	576,360	32,737
	Ryder System, Inc.	369,200	25,430
	Hubbell Inc. Class B	540,500	21,550
*	Hertz Global Holdings Inc.	2,244,609	21,548
*	EnPro Industries, Inc.	543,700	20,302

	R.R. Donnelley & Sons Co.	680,300	20,198
*	McDermott International, Inc.	325,000	20,114
	GATX Corp.	435,220	19,293
*	EMCOR Group, Inc.	654,900	18,684
*	Perini Corp.	497,300	16,436
	SPX Corp.	118,300	15,584
*	Consolidated Graphics, Inc.	311,800	15,362
	Steelcase Inc.	1,489,662	14,941
*	United Stationers, Inc.	308,930	11,415
*	Columbus McKinnon Corp.	447,800	10,783
*	Esterline Technologies Corp.	216,100	10,645
	Pacer International, Inc.	478,122	10,284
	Walter Industries, Inc.	94,400	10,268
	Robbins & Myers, Inc.	202,400	10,094
	Acuity Brands, Inc.	188,700	9,073
	L-3 Communications Holdings, Inc.	95,300	8,660
*	Ceradyne, Inc.	240,100	8,235
*	Sykes Enterprises, Inc.	327,500	6,177
	Bowne & Co., Inc.	457,600	5,834
	Interface, Inc.	456,100	5,715
	Con-way, Inc.	104,743	4,950
	Apogee Enterprises, Inc.	299,390	4,838
*	GrafTech International Ltd.	171,900	4,612
*,^	RSC Holdings Inc.	473,000	4,380
	Comfort Systems USA, Inc.	233,900	3,144
*	United Rentals, Inc.	146,700	2,877
*	Kansas City Southern	62,800	2,763
	Genco Shipping and Trading Ltd.	41,200	2,686
	Granite Construction Co.	82,200	2,592
	The Toro Co.	66,000	2,196
	Triumph Group, Inc.	44,025	2,074
	Cubic Corp.	70,726	1,576
	TAL International Group, Inc.	65,400	1,487
	Tecumseh Products Co. Class A	44,900	1,472
*	First Advantage Corp. Class A	89,700	1,422
*	Republic Airways Holdings Inc.	143,300	1,241
*	Rush Enterprises, Inc. Class A	98,850	1,187
	Deluxe Corp.	65,600	1,169
	Kelly Services, Inc. Class A	58,946	1,139
	IKON Office Solutions, Inc.	84,800	957
	Gibraltar Industries Inc.	58,425	933
	McGrath RentCorp	32,808	807
	Crane Co.	17,700	682
*	MPS Group, Inc.	52,304	556
	CBIZ Inc.	60,600	482
*	Alliant Techsystems, Inc.	4,447	452
	Textainer Group Holdings Ltd.	20,476	400
*	Kirby Corp.	7,200	346
	Mueller Industries Inc.	8,700	280
	Belden Inc.	6,100	207
	Arkansas Best Corp.	800	29
			898,162
Information Technology (14.8%)
*	salesforce.com, inc.	794,500	54,209
*	BMC Software, Inc.	1,476,836	53,166
*	Western Digital Corp.	1,533,100	52,938
*	Sybase, Inc.	1,595,385	46,936
*	Avnet, Inc.	1,511,800	41,242
*	Hewitt Associates, Inc.	1,033,800	39,626
*	Skyworks Solutions, Inc.	3,811,227	37,617
*	Amkor Technology, Inc.	2,817,851	29,334
*	Anixter International Inc.	492,000	29,269
*	Dolby Laboratories Inc.	574,900	23,168
*	Marvell Technology Group Ltd.	1,236,900	21,844
*	Integrated Device Technology Inc.	2,164,800	21,518
*	Lexmark International, Inc.	596,000	19,924
*	Plexus Corp.	694,566	19,226
	Seagate Technology	911,500	17,437

*,^	OmniVision Technologies, Inc.	1,425,939	17,240
*	EarthLink, Inc.	1,892,800	16,373
*	Metavante Technologies	691,639	15,645
*	Activision, Inc.	445,497	15,178
*	j2 Global Communications, Inc.	635,467	14,616
	Intersil Corp.	597,700	14,536
	Xilinx, Inc.	552,500	13,951
*	Interwoven Inc.	1,026,566	12,329
	KLA-Tencor Corp.	296,600	12,075
*	CSG Systems International, Inc.	906,578	9,990
*	Synopsys, Inc.	417,570	9,984
*	ManTech International Corp.	199,200	9,585
	National Semiconductor Corp.	466,000	9,572
	United Online, Inc.	794,568	7,970
*	JDA Software Group, Inc.	439,400	7,953
	Technitrol, Inc.	463,100	7,868
*	Vignette Corp.	580,007	6,960
*	Flextronics International Ltd.	732,700	6,887
*	QLogic Corp.	413,000	6,026
	Broadridge Financial Solutions LLC	274,700	5,782
*	Fairchild Semiconductor International, Inc.	456,900	5,359
*	DST Systems, Inc.	96,900	5,334
*	Progress Software Corp.	202,924	5,189
*	Multi-Fineline Electronix, Inc.	186,200	5,152
*	S1 Corp.	678,316	5,135
*,^	UTStarcom, Inc.	886,900	4,851
*	Parametric Technology Corp.	282,298	4,706
	Fair Isaac, Inc.	213,500	4,434
*	NVIDIA Corp.	212,250	3,973
*	LAM Research Corp.	106,698	3,857
*	SAIC, Inc.	182,900	3,806
*	SYNNEX Corp.	143,000	3,588
*	MKS Instruments, Inc.	152,250	3,334
*	Tech Data Corp.	98,100	3,325
*	Eagle Test Systems, Inc.	277,600	3,109
*	CMGI, Inc.	265,500	2,814
	Plantronics, Inc.	120,200	2,683
*	SRA International, Inc.	100,000	2,246
*	Arrow Electronics, Inc.	61,604	1,892
*	Ciber, Inc.	299,000	1,857
*	iGATE Corp.	219,327	1,783
*	Checkpoint Systems, Inc.	83,200	1,737
	CTS Corp.	171,300	1,722
*	Cymer, Inc.	63,600	1,710
	Methode Electronics, Inc. Class A	130,600	1,365
*	SPSS, Inc.	34,400	1,251
*	Sapient Corp.	194,600	1,249
	MAXIMUS, Inc.	35,649	1,241
*	MicroStrategy Inc.	19,086	1,236
*	Constant Contact, Inc.	63,900	1,204
*	Computer Sciences Corp.	22,600	1,059
*	TNS Inc.	38,400	920
*	Blue Coat Systems, Inc.	57,647	813
*	Radiant Systems, Inc.	73,400	788
*,^	Sigma Designs, Inc.	55,600	772
	Bel Fuse, Inc. Class B	30,300	749
*	Taleo Corp. Class A	33,064	648
*	CACI International, Inc.	13,384	613
*	TriQuint Semiconductor, Inc.	87,600	531
	Black Box Corp.	18,400	500
*	Entegris Inc.	73,400	481
*	Quantum Corp.	311,502	421
*	Magma Design Automation, Inc.	65,038	395
*	Manhattan Associates, Inc.	16,100	382
*,^	WebMD Health Corp. Class A	13,000	363
*	Harmonic, Inc.	32,700	311
*	TTM Technologies, Inc.	21,900	289
	infoGROUP, Inc.	61,837	271
*	Benchmark Electronics, Inc.	16,500	270
*	Convergys Corp.	17,500	260
*	Emulex Corp.	7,500	87

	Compuware Corp.	3,300	31
			830,070
Materials (5.9%)
	AK Steel Holding Corp.	809,335	55,844
	Celanese Corp. Series A	1,194,200	54,527
	Terra Industries, Inc.	862,800	42,579
*	Owens-Illinois, Inc.	1,013,700	42,261
	Eastman Chemical Co.	478,260	32,933
	Greif Inc. Class A	439,900	28,167
	Steel Dynamics, Inc.	504,828	19,724
	CF Industries Holdings, Inc.	86,000	13,141
	Reliance Steel & Aluminum Co.	150,000	11,564
	Schnitzer Steel Industries, Inc. Class A	60,400	6,922
	Compass Minerals International, Inc.	83,100	6,695
	Ball Corp.	118,900	5,676
	Lubrizol Corp.	116,900	5,416
*	Buckeye Technology, Inc.	323,558	2,737
	Rock-Tenn Co.	60,800	1,823
	Olin Corp.	64,000	1,676
	Koppers Holdings, Inc.	25,900	1,084
	Glatfelter	17,000	230
	RPM International, Inc.	1,500	31
	Innospec, Inc.	1,400	26
			333,056
Telecommunication Services (2.0%)
	Embarq Corp.	913,323	43,173
	Telephone & Data Systems, Inc.	392,648	18,560
*	Syniverse Holdings Inc.	1,068,400	17,308
*	Cincinnati Bell Inc.	4,000,300	15,921
	CenturyTel, Inc.	165,500	5,890
	NTELOS Holdings Corp.	206,500	5,239
	Windstream Corp.	269,000	3,319
	Alaska Communications Systems Holdings, Inc.	206,746	2,468
	Qwest Communications International Inc.	461,000	1,812
*	Rural Cellular Corp. Class A	19,900	886
	Atlantic Tele-Network, Inc.	13,800	380
*	Premiere Global Services, Inc.	22,200	324
			115,280
Utilities (5.8%)
	Pepco Holdings, Inc.	1,990,534	51,057
	Energen Corp.	617,472	48,181
	SCANA Corp.	1,292,578	47,825
	Alliant Energy Corp.	1,050,656	35,996
	Xcel Energy, Inc.	1,252,545	25,139
	ONEOK, Inc.	506,100	24,713
	CMS Energy Corp.	1,409,100	20,996
	WGL Holdings Inc.	436,300	15,157
*	Mirant Corp.	324,400	12,700
	DPL Inc.	358,500	9,457
	Wisconsin Energy Corp.	203,700	9,211
	ITC Holdings Corp.	137,200	7,012
	Atmos Energy Corp.	208,611	5,751
	The Laclede Group, Inc.	113,600	4,586
	Portland General Electric Co.	200,800	4,522
	Southern Union Co.	79,600	2,151
	DTE Energy Co.	36,900	1,566
	UIL Holdings Corp.	26,000	765
*	El Paso Electric Co.	23,700	469
	Avista Corp.	11,000	236
	Sierra Pacific Resources	2,400	31
			327,521
Total Common Stocks (Cost $5,574,667)			5,612,410

Temporary Cash Investments (2.5%)
Money Market Fund (2.4%)
1	Vanguard Market Liquidity Fund, 2.405%	138,363,143	138,363

		Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
2,3	Federal Home Loan Mortgage Corp., 2.105%, 8/25/08	3,000	2,989
2,3	Federal National Mortgage Assn., 2.167%, 8/20/08	2,000	1,994
			4,983
Total Temporary Cash Investments (Cost $143,348)			143,346
Total Investments (102.3%) (Cost $5,718,015)			5,755,756
Other Assets and Liabilities-Net (-2.3%)			(130,566)
Net Assets (100%)			5,625,190

*			Non-income-producing security.
^			Part of security position is on loan to broker-dealers.
1			Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2			Securities with a value of $4,983,000 have been segregated as initial margin for open futures contracts.
3			The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2008, the cost of investment securities for tax purposes was $5,718,015,000. Net unrealized appreciation of investment securities for tax purposes was $37,741,000, consisting of unrealized gains of $689,041,000 on securities that had risen in value since their purchase and $651,300,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

1		Dealer Footnote
		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Russell 2000 Index	19	6,571	(436)
S&P Midcap 400 Index	16	6,569	(411)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Capital Opportunity Fund

Schedule of Investments

As of June 30, 2008

		Shares	Market Value ($000)
Common Stocks (96.6%)
Consumer Discretionary (11.2%)
*	DIRECTV Group, Inc.	8,222,335	213,041
	TJX Cos., Inc.	5,351,400	168,408
*	Bed Bath & Beyond, Inc.	3,298,400	92,685
	Whirlpool Corp.	1,225,000	75,619
*,1	The Dress Barn, Inc.	4,970,000	66,499
*,^	CarMax, Inc.	4,512,800	64,037
	Nordstrom, Inc.	1,934,000	58,600
*	Quiksilver, Inc.	5,856,500	57,511
1	Men's Wearhouse, Inc.	2,800,000	45,612
	Best Buy Co., Inc.	952,500	37,719
	Lowe's Cos., Inc.	1,411,400	29,286
	Gentex Corp.	1,300,000	18,772
*	99 Cents Only Stores	2,200,000	14,520
*	O'Reilly Automotive, Inc.	645,000	14,416
	Abercrombie & Fitch Co.	200,000	12,536
*	Chico's FAS, Inc.	2,075,000	11,143
*	Amazon.com, Inc.	133,600	9,797
1	Strattec Security Corp.	220,000	7,707
*	Expedia, Inc.	300,000	5,514
			1,003,422
Consumer Staples (0.1%)
*	Cott Corp.	1,840,000	5,759

Energy (8.6%)
	Murphy Oil Corp.	2,600,000	254,930
	Arch Coal, Inc.	2,450,000	183,823
	Noble Energy, Inc.	1,000,000	100,560
*	Plains Exploration & Production Co.	1,200,400	87,593
*	National Oilwell Varco Inc.	805,000	71,420
	ConocoPhillips Co.	400,000	37,756
*	Exterran Holdings, Inc.	342,750	24,503
*	Pride International, Inc.	244,000	11,539
			772,124
Financials (0.5%)
	The Chubb Corp.	390,000	19,114
	Capital One Financial Corp.	380,000	14,444
	TCF Financial Corp.	330,000	3,970
^	East West Bancorp, Inc.	230,000	1,624
*	SLM Corp.	50,000	967
*,^	MF Global Ltd.	93,000	587
	Nymex Holdings Inc.	300	25
			40,731
Health Care (23.0%)
	Eli Lilly & Co.	7,440,700	343,463
*	Biogen Idec Inc.	4,500,000	251,505
	Applera Corp.-Applied Biosystems Group	6,973,400	233,469
	Medtronic, Inc.	4,226,400	218,716
	Novartis AG ADR	3,700,000	203,648
*	Amgen, Inc.	3,687,700	173,912
*	BioMarin Pharmaceutical Inc.	4,715,500	136,655
	Roche Holdings AG	725,000	130,335
*	Genentech, Inc.	1,685,000	127,891
*	Boston Scientific Corp.	7,982,700	98,107
*	Millipore Corp.	1,011,500	68,640
*	Affymetrix, Inc.	3,105,500	31,956
*	Edwards Lifesciences Corp.	300,000	18,612
*	Sepracor Inc.	550,000	10,956
*,^	Dendreon Corp.	1,525,000	6,786
*	Waters Corp.	24,000	1,548
*	Pharmacyclics, Inc.	740,500	1,311
*	Cerner Corp.	11,500	520
*	Illumina, Inc.	5,000	436
			2,058,466
Industrials (6.6%)
	FedEx Corp.	2,815,150	221,806
*,1	Thomas & Betts Corp.	3,311,000	125,321
*	McDermott International, Inc.	1,210,000	74,887
	Pall Corp.	1,700,000	67,456
*,^	AMR Corp.	6,861,400	35,130
	Union Pacific Corp.	250,000	18,875
	Avery Dennison Corp.	315,000	13,838
*,^	JetBlue Airways Corp.	3,241,050	12,089
	Chicago Bridge & Iron Co. N.V.	258,000	10,274
	Southwest Airlines Co.	676,800	8,825

*	US Airways Group Inc.	57,000	143
			588,644
Information Technology (40.1%)
*	Research In Motion Ltd.	4,547,300	531,579
	Corning, Inc.	11,725,000	270,261
	ASML Holding NV (New York Shares)	9,360,133	228,387
*	Symantec Corp.	11,530,500	223,115
*	NVIDIA Corp.	11,823,350	221,333
*	Google Inc.	258,850	136,264
	Altera Corp.	6,350,000	131,445
*	Brocade Communications Systems, Inc.	13,126,000	108,158
	Microsoft Corp.	3,850,000	105,914
*	Trimble Navigation Ltd.	2,900,000	103,530
*,1	FormFactor Inc.	5,490,500	101,190
*,1	Rambus Inc.	5,235,000	99,831
*	eBay Inc.	3,600,000	98,388
*,^	Cree, Inc.	4,258,900	97,146
	Intersil Corp.	3,761,000	91,468
*	NAVTEQ Corp.	1,101,000	84,777
*	VeriSign, Inc.	1,839,071	69,517
*	Micron Technology, Inc.	10,350,000	62,100
*	Citrix Systems, Inc.	1,950,000	57,350
*	Adobe Systems, Inc.	1,455,000	57,312
	Hewlett-Packard Co.	1,250,000	55,263
*	NeuStar, Inc. Class A	2,513,000	54,180
	Texas Instruments, Inc.	1,900,000	53,504
*,1	Emulex Corp.	4,569,400	53,234
*	Autodesk, Inc.	1,500,000	50,715
*	Avocent Corp.	1,984,500	36,912
*	SanDisk Corp.	1,943,962	36,352
	Motorola, Inc.	4,800,000	35,232
*,^,1	Avid Technology, Inc.	2,037,500	34,617
*	Comverse Technology, Inc.	1,660,000	28,129
*	THQ Inc.	1,330,300	26,952
	Plantronics, Inc.	1,150,000	25,668
*	Macrovision Solutions Corp.	1,391,000	20,809
*	EMC Corp.	1,375,000	20,199
*	Nortel Networks Corp.	2,323,500	19,099
*	Akamai Technologies, Inc.	507,900	17,670
*	Cymer, Inc.	650,000	17,472
*,1	The Descartes Systems Group Inc.	4,645,000	15,607
*	Ciena Corp.	607,142	14,067
*	Entegris Inc.	2,019,231	13,226
*	Intuit, Inc.	470,000	12,958
*	Yahoo! Inc.	592,168	12,234
	Xilinx, Inc.	430,000	10,858
	QUALCOMM Inc.	204,000	9,051
*	Flextronics International Ltd.	900,000	8,460
*	FEI Co.	295,000	6,720
	Intel Corp.	235,000	5,048
*	Nuance Communications, Inc.	320,000	5,014
	Jabil Circuit, Inc.	215,000	3,528
*	McAfee Inc.	32,000	1,089
	Satyam Computer Services Ltd. ADR	15,500	380
			3,583,312
Materials (5.4%)
	Monsanto Co.	3,819,486	482,936

Telecommunication Services (0.8%)
	Sprint Nextel Corp.	7,261,700	68,986

Utilities (0.3%)
*	AES Corp.	1,157,000	22,226

Total Common Stocks (Cost $6,395,006)			8,626,606
Temporary Cash Investment (4.3%)
Money Market Fund
2	Vanguard Market Liquidity Fund, 2.405% (Cost $389,583)	389,582,868	389,583
Total Investments (100.9%) (Cost $6,784,589)			9,016,189
Other Assets and Liabilities-Net (-0.9%)			(84,047)
Net Assets (100%)			8,932,142

*			Non-income-producing security.
^			Part of security position is on loan to broker-dealers.
1			Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At June 30, 2008, the cost of investment securities for tax purposes was $6,784,589,000. Net unrealized appreciation of investment securities for tax purposes was $2,231,600,000, consisting of unrealized gains of $3,403,217,000 on securities that had risen in value since their purchase and $1,171,617,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	September 30, 2007		Proceeds from		June 30, 2008
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Avid Technology, Inc.	55,176	-	-	-	34,617
Emulex Corp.	87,595	-	-	-	53,234
FormFactor Inc.	144,225	62,854	-	-	101,190
Men's Wearhouse, Inc.	NA1	7,879	6,674	534	45,612
Minerals Technologies, Inc.	82,179	-	79,448	49	-
Rambus Inc.	99,468	568	-	-	99,831
Strattec Security Corp.	10,221	-	-	352	7,707
The Descartes Systems Group Inc.	21,924	-	-	-	15,607
The Dress Barn, Inc.	83,655	820	-	-	66,499
Thomas & Betts Corp.	194,163	-	6	-	125,321
	778,606			935	549,618

1. At September 30, 2007, the issuer was not an affiliated company of the fund.

Vanguard Global Equity Fund

Schedule of Investments

As of June 30, 2008

		Shares	Market Value• ($000)
Common Stocks (95.1%)
Australia (2.3%)
	BHP Billiton Ltd.	1,968,511	83,781
	Incitec Pivot Ltd.	72,165	12,778
	BlueScope Steel Ltd.	849,421	9,230
^	Leighton Holdings Ltd.	184,361	8,977
	Santos Ltd.	333,463	6,869
*	Oxiana Ltd.	2,200,365	5,506
	Qantas Airways Ltd.	1,603,229	4,672
	Sims Group Ltd.	114,907	4,595
	Australian Stock Exchange Ltd.	152,353	4,587
	Macquarie Infrastructure Group	1,974,474	4,393
	Australia & New Zealand Bank Group Ltd.	146,324	2,630
	Brambles Ltd.	271,843	2,275
	OneSteel Ltd.	275,252	1,962
	Harvey Norman Holdings Ltd.	566,435	1,676
	Orica Ltd.	39,129	1,098
	Amcor Ltd.	203,799	987
	Alumina Ltd.	195,108	886
	Caltex Australia Ltd.	69,841	873
	Iluka Resources Ltd.	76,078	345
			158,120
Austria (0.2%)
	Erste Bank der Oesterreichischen Sparkassen AG	161,559	9,992
	Oesterreichische Post AG	19,555	743
*	BETandWIN.com Interactive Entertainment AG	8,217	228
			10,963
Belgium (1.1%)
	Dexia	1,470,472	23,413
	KBC Bank & Verzekerings Holding	142,978	15,805
	Fortis	918,432	14,589
	Solvay SA	65,100	8,481
	Delhaize Group	110,393	7,394
	Groupe Bruxelles Lambert SA	18,757	2,224
	InBev	16,453	1,137
			73,043
Brazil (1.1%)
	Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	661,575	32,548
	Itausa-Investimentos Itau SA	1,647,524	10,462
	Uniao de Bancos Brasileiros SA GDR	79,500	10,091
	Banco do Brasil SA	413,400	6,728
	Petroleo Brasileiro SA Series A ADR	114,400	6,630
	Gerdau SA ADR	166,500	3,998
	Banco Itau Holding Financeira SA ADR	150,750	3,062
	Companhia Vale do Rio Doce Sponsored ADR	74,600	2,226
	Metalurgica Gerdau SA	36,000	1,161
			76,906
Canada (3.0%)
	Potash Corp. of Saskatchewan, Inc.	145,900	33,849
*	Bombardier Inc. Class B	4,182,000	30,390
	Rogers Communications, Inc. Class B	743,100	28,829
	Petro-Canada	376,300	21,075
	Imperial Oil Ltd.	280,100	15,427
	Sun Life Financial Services of Canada	298,844	12,294
	Canadian Imperial Bank of Commerce	143,541	7,897
	Fording Canadian Coal Trust	76,100	7,276
^	Toronto-Dominion Bank	112,800	7,107
	Methanex Corp.	227,200	6,421
^	Gerdau AmeriSteel Corp.	293,000	5,663
	BCE Inc.	142,465	4,967
	ATCO, Ltd.	87,200	4,453
^	ACE Aviation Holdings, Inc.	224,300	3,531
*	Nortel Networks Corp.	322,633	2,652
*	HudBay Minerals, Inc.	186,600	2,593
	Onex Corp.	83,300	2,453
^,*	AbitibiBowater, Inc.	218,435	2,046

*	KHD Humboldt International	60,800	1,917
*	Catalyst Paper Corp.	1,158,844	1,262
	Nova Chemicals Corp.	50,400	1,241
	OPTI Canada Inc.	52,940	1,199
	Ivanhoe Mines Ltd.	97,800	1,060
*	CGI Group Inc.	95,200	949
^	Manitoba Telecom Services Inc.	21,900	859
*	Fraser Papers Inc.	337,960	636
	Biovail Corp.	44,800	436
	Rothmans Inc.	5,600	149
	Bell Aliant Regional Communications Income Fund	30	1
			208,632
China (0.6%)
	China Petroleum & Chemical Corp.	20,116,000	18,803
*	SINA.com	143,728	6,116
	China Mobile (Hong Kong) Ltd.	396,000	5,315
	Tsingtao Brewery Co., Ltd.	1,578,000	3,220
	China Telecom Corp. Ltd.	5,688,000	3,093
^,*	China Sunergy Co. Ltd. ADR	167,532	1,385
	Lenovo Group Ltd.	1,406,000	957
			38,889
Denmark (0.3%)
*	Vestas Wind Systems A/S	68,799	8,958
^,*	William Demant A/S	56,130	3,686
	Coloplast A/S B Shares	32,210	2,798
	AP Moller-Maersk A/S B Shares	200	2,439
^,*	GN Store Nord A/S	420,379	2,008
	Novo Nordisk A/S B Shares	15,950	1,050
	Danske Bank A/S	21,658	624
^	Bang & Olufsen A/S B Shares	9,950	401
			21,964
Egypt (0.0%)
	Orascom Construction Industries GDR	11,150	1,526
	Egyptian Financial Group-Hermes Holding sae	109,800	987
			2,513
Finland (0.5%)
	Stora Enso Oyj R Shares	1,173,300	10,931
	Nokia Oyj	345,222	8,438
	Sampo Oyj A Shares	205,539	5,164
	Metso Oyj	109,941	4,976
	TietoEnator Oyj B Shares	62,105	1,292
	Wartsila Oyj B Shares	12,083	755
	Outotec Oyj	10,235	648
			32,204
France (4.8%)
	France Telecom SA	3,502,017	102,704
	Total SA	377,278	32,113
	Vivendi SA	750,049	28,282
	Credit Agricole SA	1,168,272	23,743
	Sanofi-Aventis	321,426	21,358
	Renault SA	233,900	19,036
	BNP Paribas SA	182,888	16,463
	PSA Peugeot Citroen	303,518	16,394
	Compagnie Generale des Etablissements Michelin SA	136,800	9,782
*	UbiSoft Entertainment SA	108,386	9,479
	Arkema	135,800	7,627
	Air France	290,900	6,939
	Lagardere S.C.A.	99,687	5,639
	Carrefour SA	67,758	3,819
	AXA	117,068	3,450
	Thales SA	59,092	3,361
	Neopost SA	31,254	3,295
	Alcatel-Lucent ADR	479,973	2,899
	Legrand SA	94,758	2,385
	Nexans SA	17,819	2,184
	SCOR SA	89,617	2,041
	Electricite de France	20,575	1,949
	Essilor International SA	22,218	1,355
^	Atos Origin SA	22,838	1,258
	Societe Generale Class A	11,692	1,014
	Cie. de St. Gobain SA	16,331	1,011
^	SA des Ciments Vicat	9,138	718
	Societe BIC SA	13,656	713
	Thomson SA	94,700	491
			331,502
Germany (5.8%)
	E.On AG	542,779	109,394
	Deutsche Boerse AG	505,005	57,086
	BASF AG	565,158	38,952
	Deutsche Lufthansa AG	1,748,621	37,676
	Allianz AG	163,200	28,707

	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	161,590	28,342
	ThyssenKrupp AG	311,677	19,553
	Man AG	170,252	18,878
	Deutsche Bank AG	179,003	15,452
	Deutsche Telekom AG	565,500	9,269
	Salzgitter AG	39,157	7,173
	Fresenius Medical Care AG	122,700	6,760
	Daimler AG (Registered)	78,784	4,887
	Celesio AG	102,442	3,700
^	TUI AG	156,997	3,635
	Bayerische Motoren Werke AG	45,687	2,195
	SAP AG	36,920	1,932
	Deutsche Post AG	69,736	1,821
	Siemens AG	11,664	1,293
	Q-Cells AG	8,900	902
	Beiersdorf AG	11,580	850
	Continental AG	7,773	800
	Bayer AG	9,061	762
	Fresenius Medical Care AG ADR	11,744	645
			400,664
Hong Kong (2.0%)
	Jardine Matheson Holdings Ltd.	930,302	28,911
	Jardine Strategic Holdings Ltd.	1,266,400	21,572
	New World Development Co., Ltd.	7,815,960	15,965
	CNOOC Ltd.	6,500,000	11,283
	China Netcom Group Corp. Hong Kong Ltd.	3,037,500	8,261
	Television Broadcasts Ltd.	1,123,000	6,487
	Henderson Land Development Co. Ltd.	1,028,000	6,427
	First Pacific Co. Ltd.	10,152,000	6,402
	Wheelock and Co. Ltd.	1,603,000	4,307
	Hong Kong and Shanghai Hotels Ltd.	2,757,538	4,172
	Hong Kong Aircraft & Engineering Co., Ltd.	226,000	3,485
	Kingboard Chemical Holdings Ltd.	694,000	3,204
	SmarTone Telecommunications Ltd.	2,730,790	2,807
	Esprit Holdings Ltd.	243,346	2,534
	Cheung Kong Holdings Ltd.	157,000	2,123
	Next Media Ltd.	4,192,000	1,611
	Mandarin Oriental International Ltd.	766,690	1,338
	Kowloon Development Co., Ltd.	600,000	1,103
	China National Building Material Co., Ltd.	412,000	795
	Hong Kong Exchanges & Clearing Ltd.	54,000	791
	I-Cable Communications Ltd.	5,207,000	767
	Midland Holdings Ltd.	774,000	481
*	Genting International PLC	884,370	377
	Silver Grant International Industries Ltd.	1,752,000	275
			135,478
India (0.2%)
*	Sesa Goa Ltd.	50,969	4,014
	State Bank of India GDR	66,230	3,560
	Bank of India	403,977	2,051
	Reliance Industries Ltd. GDR	12,050	1,184
			10,809
Indonesia (0.3%)
*	PT Bank Indonesia Tbk	72,481,036	6,622
	PT Semen Gresik Tbk	11,586,500	5,043
	PT Indofood Sukses Makmur Tbk	11,106,500	2,901
	PT Matahari Putra Prima Tbk	19,910,800	1,149
	PT Aneka Tambang Tbk	2,847,000	983
	PT Gudang Garam Tbk	1,149,900	805
*	PT Bank Pan Indonesia Tbk Warrants Exp. 7/10/09	13,353,807	616
	PT International Nickel Indonesia Tbk	668,000	439
	PT Citra Marga Nusaphala Persada Tbk	1,709,500	248
*	PT Mulia Industrindo Tbk	921,000	33

*	PT Matahari Putra Prima Tbk Warrants Exp. 7/21/10	3,859,975	13
			18,852
Ireland (0.1%)
	Independent News & Media PLC	936,699	2,296
*	Bank of Ireland	115,853	1,002
	DCC PLC	28,986	720
	Anglo Irish Bank Corp. PLC	56,596	528
	Paddy Power PLC	16,052	506
	CRH PLC	14,698	427
	Fyffes PLC	396,257	381
	Total Produce PLC	389,036	341
			6,201
Israel (0.3%)
	Partner Communications Co. Ltd.	367,010	8,748
	Bank Leumi Le-Israel	1,687,705	8,409
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	27,200	1,246
			18,403
Italy (1.9%)
	Enel SpA	3,977,654	37,734
	Eni SpA	645,000	23,962
	Fiat SpA	1,244,759	20,261
	Unicredit SpA	2,364,374	14,382
	Saipem SpA	180,687	8,445
^	Finmeccanica SpA	235,612	6,160
	Luxottica Group SpA ADR	179,800	4,195
	Pirelli & C. Accomandita per Azioni SpA	6,059,531	4,157
	Prysmian SpA	149,057	3,763
	Fondiari-Sai SpA	70,998	2,340
	Banco Popolare SpA	94,543	1,670
^	Luxottica Group SpA	56,503	1,319
^,*	Seat Pagine Gialle SpA	10,205,537	1,061
	IFIL Investments SpA	90,763	586
*	Natuzzi SpA-Sponsored ADR	50,700	162
			130,197
Japan (7.7%)
	Sumitomo Mitsui Financial Group, Inc.	9,701	72,954
	Mitsui OSK Lines Ltd.	3,011,000	42,943
	Nippon Yusen Kabushiki Kaisha Co.	3,221,000	31,024
	Marubeni Corp.	3,377,000	28,168
	JFE Holdings, Inc.	511,000	25,764
	Nissan Motor Co., Ltd.	2,923,500	24,281
	Tokyo Electric Power Co.	855,800	22,035
	Fujitsu Ltd.	2,804,000	20,822
	Sharp Corp.	1,059,000	17,263
	Hitachi Ltd.	1,940,000	13,971
	Kawasaki Kisen Kaisha Ltd.	1,471,000	13,824
	Mitsubishi Chemical Holdings Corp.	2,352,500	13,699
	Toshiba Corp.	1,807,000	13,331
	Aisin Seiki Co., Ltd.	368,000	12,088
	Orix Corp.	82,120	11,762
	Toyota Motor Corp.	211,700	9,993
	Nippon Mining Holdings Inc.	1,310,000	8,225
	NEC Corp.	1,124,000	5,902
^,*	Sanyo Electric Co., Ltd.	2,505,000	5,824
	Daihatsu Motor Co., Ltd.	430,000	4,931
	Kao Corp.	184,000	4,830
	Nippon Telegraph and Telephone Corp.	854	4,214
	Sojitz Holdings Corp.	1,159,200	3,867
	West Japan Railway Co.	752	3,691
	Mitsubishi UFJ Financial Group	413,500	3,654
	East Japan Railway Co.	405	3,299
	Tokyo Gas Co., Ltd.	748,000	3,022
	Mitsubishi Corp.	86,700	2,857
	Resona Holdings Inc.	1,781	2,735
	Canon, Inc.	52,600	2,708
	Secom Co., Ltd.	51,200	2,494
	Mitsui Chemicals, Inc.	488,000	2,410
	Seven and I Holdings Co., Ltd.	82,300	2,357
	Sony Corp.	51,500	2,257
	Seiko Epson Corp.	82,100	2,256
	KDDI Corp.	354	2,190
	Matsushita Electric Works, Ltd.	213,000	2,174
	Takeda Pharmaceutical Co. Ltd.	42,700	2,172
	FamilyMart Co., Ltd.	50,300	2,059
	Asahi Breweries Ltd.	109,300	2,043
	Yamato Holdings Co., Ltd.	144,000	2,010
	Mitsui Sumitomo Insurance Group Holdings, Inc.	54,200	1,873
	Nisshin Steel Co.	547,000	1,862
	Leopalace21 Corp.	127,800	1,833

	Nintendo Co.	3,100	1,758
	Mizuho Financial Group, Inc.	371	1,726
	Nippon Meat Packers, Inc.	127,000	1,721
	Nippon Sanso Corp.	196,000	1,635
	Kawasaki Heavy Industries Ltd.	607,000	1,621
	Denso Corp.	45,200	1,557
	Tanabe Seiyaku Co., Ltd.	116,000	1,522
	Dai-Nippon Printing Co., Ltd.	102,000	1,502
^	Takefuji Corp.	107,660	1,499
	Japan Tobacco, Inc.	347	1,480
	Fuji Heavy Industries Ltd.	300,000	1,472
	Nippon Oil Corp.	218,000	1,469
	JS Group Corp.	91,100	1,450
	Bridgestone Corp.	94,000	1,442
	NTT DoCoMo, Inc.	982	1,440
	Mitsumi Electric Co., Ltd.	64,300	1,434
	Sumitomo Electric Industries Ltd.	109,900	1,396
	Mizuho Trust & Banking Co., Ltd.	793,000	1,367
	Namco Bandai Holdings Inc.	120,450	1,366
	TDK Corp.	22,500	1,346
	Alfresa Holdings Corp.	18,700	1,338
	Fukuoka Financial Group, Inc.	295,000	1,334
	Ricoh Co.	73,000	1,321
	Sekisui House Ltd.	136,000	1,271
	Tokyo Electron Ltd.	21,300	1,228
	Sompo Japan Insurance Inc.	130,000	1,222
	Astellas Pharma Inc.	28,100	1,195
	Toyo Seikan Kaisha Ltd.	65,300	1,153
	Nippon Suisan Kaisha Ltd.	222,300	1,133
	Ajinomoto Co., Inc.	115,000	1,090
	Bank of Yokohama Ltd.	156,000	1,079
	Sumitomo Forestry Co.	128,000	1,056
	Kinden Corp.	104,000	1,050
	Shiseido Co., Ltd.	45,000	1,031
	Marui Co., Ltd.	130,200	1,014
	Yamaguchi Financial Group, Inc.	71,000	983
	Toppan Forms Co., Ltd.	80,200	964
	Hokuriku Electric Power Co.	40,500	963
	Kyowa Hakko Kogyo Co.	92,000	943
	Onward Kashiyama Co., Ltd.	86,000	904
	NTT Data Corp.	220	861
	Hitachi Chemical Co., Ltd.	40,500	836
	Yamatake Corp.	31,800	831
*	Isetan Mitsukoshi Holdings Ltd.	77,400	829
	Omron Corp.	33,700	727
	Shimizu Corp.	145,000	687
	Fuji Photo Film Co., Ltd.	19,000	654
	Chiba Bank Ltd.	93,000	653
	Ryosan Co., Ltd.	29,800	641
	Kirin Brewery Co., Ltd.	37,000	579
	Tokyo Ohka Kogyo Co., Ltd.	25,800	482
	Ohbayashi Corp.	81,000	367
^	Urban Corp.	117,500	345
	Fujitsu Fronttec Ltd.	32,100	305
	Noritake Co., Ltd.	58,000	241
	Inabata & Co., Ltd.	22,700	112
			525,296
Luxembourg (0.6%)
	ArcelorMittal	427,139	41,977
	Evraz Group SA GDR	13,500	1,566
			43,543
Malaysia (0.4%)
	Bumiputra-Commerce Holdings Bhd.	3,171,319	7,789
	Resorts World Bhd.	8,843,700	7,051
	Sime Darby Bhd.	1,875,457	5,317
	AMMB Holdings Bhd.	3,875,887	3,780
	British American Tobacco Bhd.	165,000	2,235
	Malaysian Airline System Bhd.	1,127,133	1,071
	Tenaga Nasional Bhd.	388,800	973
	Multi-Purpose Holdings Bhd.	1,570,900	717
	Carlsberg Brewery Malaysia Bhd.	109,600	130
*	Multi-Purpose Holdings Bhd. Warrants Exp. 2/26/09	254,000	44
*	Malaysian Airlines System Cvt. Pfd.	183,333	43
			29,150

Mexico (0.8%)
	Grupo Mexico SA de CV	9,003,054	20,419
	Telefonos de Mexico SA	6,806,341	8,078
*	Telmex Internacional SAB de CV	8,126,741	6,611
	Cemex SA CPO	2,565,939	6,352
	Grupo Financerio Banorte SA de CV	1,318,901	6,199
	America Movil SA de CV Series L ADR	86,200	4,547
	Telefonos de Mexico SA Class L ADR	32,000	758
^,*	Telmex Internacional SAB Class L ADR	32,000	515
			53,479
Netherlands (2.5%)
	ING Groep NV	3,692,591	116,751
	Heineken NV	713,338	36,326
	Koninklijke KPN NV	320,076	5,472
	Koninklijke Boskalis Westminster NV	97,229	5,170
	Koninklijke (Royal) Philips Electronics NV	117,237	3,970
	Wolters Kluwer NV	126,730	2,950
*	AerCap Holdings NV	113,772	1,437
	Akzo Nobel NV	14,642	1,002
	Eurocastle Investment Ltd.	41,068	395
			173,473
New Zealand (0.0%)
^	Telecom Corp. of New Zealand Ltd.	284,906	774
	PGG Wrightson Ltd.	22,410	43
			817
Norway (0.7%)
	StatoilHydro ASA	755,440	28,185
	Norsk Hydro ASA	1,126,900	16,432
	DnB NOR ASA	203,710	2,588
	SeaDrill Ltd.	52,833	1,613
			48,818
Pakistan (0.0%)
*	The Bank of Punjab	776,187	353
*	Arif Habib Bank Ltd.	83,500	23
			376
Philippines (0.5%)
	Ayala Corp.	2,160,613	12,384
	Globe Telecom, Inc.	422,580	11,089
	ABS-CBN Broadcasting Corp.	10,077,900	4,255
	Jollibee Foods Corp.	2,657,200	2,040
	Banco De Oro	1,066,800	1,020
	DMCI Holdings, Inc.	5,230,000	699
*	Benpres Holdings Corp.	15,742,000	364
			31,851
Poland (0.0%)
	KGHM Polska Miedz SA	50,600	2,368

Russia (3.1%)
	LUKOIL Sponsored ADR	1,430,120	140,450
	OAO Gazprom Sponsored ADR (London Shares)	673,402	38,902
	MMC Norilsk Nickel ADR	1,058,550	26,667
	Uralkali GDR	18,250	1,317
	Surgutneftegaz OJSC ADR	104,746	1,145
	OAO Gazprom-Sponsored ADR	14,250	823
			209,304
Singapore (0.5%)
	Great Eastern Holdings Ltd.	733,000	9,117
	Neptune Orient Lines Ltd.	2,827,000	6,724
*	STATS ChipPAC Ltd.	7,211,000	6,147
	DBS Group Holdings Ltd.	220,000	3,061
*	GuocoLeisure Ltd.	4,656,000	2,664
	Keppel Corp., Ltd.	271,000	2,223
	Golden Agri-Resources Ltd.	2,458,000	1,622
	United Industrial Corp., Ltd.	377,000	831
	Yellow Pages (Singapore) Ltd.	704,000	357
			32,746
South Africa (0.7%)
	Hosken Consolidated Investments Ltd.	1,191,053	9,886
	Anglo American PLC	136,324	9,496
	Sun International Ltd.	464,839	5,212
	Standard Bank Group Ltd.	481,195	4,670
	RMB Holdings Ltd.	1,620,811	4,324
	Nedbank Group Ltd.	275,074	3,220
	Anglo Platinum Ltd.	19,348	3,218
	FirstRand Ltd.	1,566,606	2,652
	Naspers Ltd.	98,700	2,147
	Gold Fields Ltd.	69,695	882
	City Lodge Hotels Ltd.	83,078	743
	AngloGold Ltd.	20,395	700
	New Clicks Holdings Ltd.	373,513	589
	JD Group Ltd.	145,983	488

	Discovery Holdings, Ltd.	74,638	207
	Mondi Ltd.	14,534	88
			48,522
South Korea (3.4%)
	Samsung Electronics Co., Ltd.	138,654	82,837
	LG Electronics Inc.	397,158	44,912
	KT Corp.	612,040	26,216
*	Hynix Semiconductor Inc.	639,100	15,249
	Hana Financial Group Inc.	344,700	13,264
*	Samsung SDI Co. Ltd.	113,427	9,053
	Samsung Electronics Co., Ltd. Pfd.	18,000	7,759
	Hyundai Mobis	73,830	5,976
	Kookmin Bank	90,500	5,319
	Hyundai Motor Co., Ltd.	74,700	5,063
	Honam Petrochemical Corp.	66,197	4,713
	Woori Finance Holdings Co., Ltd.	253,640	4,035
	Industrial Bank of Korea	234,690	3,578
	SK Holdings Co Ltd	29,026	3,575
	Hyundai Motor Co., Ltd. 2nd Pfd.	77,640	2,121
*	STX Pan Ocean Co. Ltd.	465,000	938
	SK Telecom Co., Ltd.	2,930	531
	POSCO	1,000	521
	Korea Iron & Steel Co., Ltd.	4,000	325
	Korea Electric Power Corp.	5,000	147
			236,132
Spain (0.8%)
	Repsol YPF SA	419,200	16,451
	Banco Santander Central Hispano SA	885,458	16,154
	Acciona SA	27,507	6,502
^	Acerinox SA	217,661	4,994
	Telefonica SA	130,438	3,452
^	Banco Popular Espanol SA	247,918	3,417
	Industria de Diseno Textil SA	34,291	1,572
	Prosegur Cia de Seguridad SA (Registered)	30,977	1,341
	Viscofan SA	53,995	1,155
			55,038
Sweden (1.2%)
	Tele2 AB B Shares	621,500	12,086
	Alfa Laval AB	723,600	11,179
	Electrolux AB Series B	796,600	10,122
	Svenska Cellulosa AB B Shares	696,450	9,800
	Scania AB B Shares	470,600	6,407
	Svenska Handelsbanken AB A Shares	234,390	5,553
	Telefonaktiebolaget LM Ericsson AB Class B	509,351	5,297
	Kinnevik Investment AB Class B Shares	272,000	5,080
	Investor AB B Shares	219,368	4,606
	Atlas Copco AB B Shares	249,834	3,304
	Assa Abloy AB	190,100	2,735
	Getinge AB B Shares	43,568	1,062
	Modern Times Group AB B Shares	15,780	924
^	Hoganas AB B Shares	52,700	858
	TeliaSonera AB	63,500	469
^,*	SAS AB	88,700	448
			79,930
Switzerland (1.1%)
	Credit Suisse Group (Registered)	493,800	22,476
*	UBS AG	417,306	8,696
	Cie. Financiere Richemont AG	135,787	7,536
	Novartis AG (Registered)	110,564	6,085
	Nestle SA (Registered)	132,750	5,982
	Roche Holdings AG	30,221	5,433
	Schindler Holding AG (Bearer Participation Certificates)	69,441	5,158
	Adecco SA (Registered)	67,278	3,326
	Geberit AG	21,715	3,188
	Zurich Financial Services AG	11,092	2,827
*	Logitech International SA	89,777	2,400
	Julius Baer Holding, Ltd.	13,300	892
	Publigroupe SA	3,213	816
	Sonova Holding AG	5,738	473
	Georg Fischer AG (Registered)	1,074	439
	Clariant AG	37,842	383
	Galenica AG	665	233
			76,343

Taiwan (2.0%)
	AU Optronics Corp.	21,632,000	34,210
	Taiwan Semiconductor Manufacturing Co., Ltd.	9,175,267	19,496
	Chi Mei Optoelectronics Corp.	15,022,000	17,307
	Asustek Computer Inc.	5,354,000	14,542
	Compal Electronics Inc.	11,878,935	12,817
	United Microelectronics Corp.	14,061,202	7,432
	Acer Inc.	3,601,000	7,084
	China Steel Corp.	3,683,280	5,678
	Siliconware Precision Industries Co.	3,503,978	5,156
	Quanta Computer Inc.	2,301,000	3,555
	Taiwan Cellular Corp.	1,069,382	1,987
	Far Eastern Textile Ltd.	1,396,000	1,815
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	146,900	1,603
	First Financial Holding Co., Ltd.	1,069,000	1,172
	KGI Securities Co., Ltd.	1,105,000	803
			134,657
Thailand (0.6%)
	PTT Public Co. Ltd. (Foreign)	1,401,600	12,678
	Advanced Info Service Public Co., Ltd. (Foreign)	2,830,800	7,835
	Siam Cement Public Co. Ltd. NVDR	986,200	5,700
	Kasikornbank Public Co. Ltd. (Foreign)	1,837,800	3,961
	Siam Cement Public Co. Ltd. (Foreign)	664,300	3,956
	MBK Development Public Co. Ltd. (Foreign)	813,400	1,707
	Thanachart Capital Public Co. Ltd. (Foreign)	3,751,800	1,506
	Land and Houses Public Co. Ltd. (Foreign)	6,191,900	1,374
	GMM Grammy Public Co. Ltd. Non-Voting Depositary Receipt	2,917,000	1,134
	GMM Grammy Public Co. Ltd. (Foreign)	1,688,200	656
	Post Publishing Public Co. Ltd. (Foreign)	1,300,000	201
	Matichon PLC (Foreign)	625,000	163
			40,871
Turkey (0.8%)
	Eregli Demir ve Celik Fabrikalari A.S.	3,112,793	25,408
	Tupras-Turkiye Petrol Rafinerileri A.S.	666,109	15,375
	Turkcell Iletisim Hizmetleri A.S.	1,482,035	8,585
*	Dogan Sirketler Grubu Holding A.S.	3,348,725	4,082
*	Petkim Petrokimya Holding A.S.	729,730	2,985
*	Turk Hava Yollari Anonim Ortakligi	214,195	877
			57,312
United Kingdom (7.9%)
	Royal Dutch Shell PLC Class A (Amsterdam Shares)	4,335,473	177,291
	Vodafone Group PLC	12,321,036	36,302
	AstraZeneca Group PLC	848,670	36,084
	GlaxoSmithKline PLC	1,034,679	22,872
	Xstrata PLC	198,010	15,774
	Kazakhmys PLC	399,601	12,599
	Royal Bank of Scotland Group PLC	2,861,699	12,183
	BP PLC	1,023,264	11,860
	Associated British Foods PLC	710,900	10,708
	BHP Billiton PLC	267,348	10,253
	Aviva PLC	1,003,358	9,947
	Antofagasta PLC	658,173	8,558
	British Energy Group PLC	586,000	8,244
	HBOS PLC	1,488,103	8,147
	Rolls-Royce Group PLC	1,091,270	7,376
	Royal Dutch Shell PLC Class B	176,881	7,083
	Rio Tinto PLC	53,882	6,489
	Capita Group PLC	429,680	5,861
	BAE Systems PLC	656,657	5,764
	Diageo PLC	312,460	5,725
	Reckitt Benckiser Group PLC	111,487	5,631
	Tesco PLC	759,631	5,556
	Enodis PLC	836,842	5,285

	Home Retail Group	1,183,400	5,114
	Cable and Wireless PLC	1,615,001	4,827
	Arriva PLC	343,048	4,659
	ITV PLC	4,956,701	4,389
	Intertek Testing Services PLC	217,608	4,262
	ICAP PLC	384,958	4,123
	The Sage Group PLC	963,285	3,988
	Thomas Cook Group PLC	797,030	3,695
	Lloyds TSB Group PLC	600,829	3,686
	Compass Group PLC	489,496	3,682
	Stagecoach Group PLC	631,853	3,505
	Informa PLC	413,312	3,387
	Reed Elsevier PLC	294,804	3,359
	3i Group PLC	202,822	3,318
*	Invensys PLC	636,107	3,287
	Barclays PLC	518,958	2,944
	British American Tobacco PLC	84,760	2,924
	Bunzl PLC	221,294	2,874
	Carnival PLC	88,391	2,806
	TUI Travel PLC	685,352	2,785
	Wolseley PLC	353,883	2,637
	Rexam PLC	301,330	2,315
	Provident Financial PLC	131,580	2,072
	Enterprise Inns PLC	235,093	1,892
	Smiths Group PLC	87,521	1,886
	WPP Group PLC	193,113	1,845
	HSBC Holdings PLC	118,666	1,827
	International Personal Finance	331,088	1,811
	Amec PLC	85,291	1,503
	Man Group PLC	116,750	1,442
	Aggreko PLC	87,698	1,276
	Lonmin PLC	19,714	1,244
	Hays PLC	605,818	1,086
	BT Group PLC	262,259	1,039
	Ladbrokes PLC	200,751	1,020
	Michael Page International PLC	209,739	972
	Homeserve PLC	27,858	935
^	Bradford & Bingley PLC	642,595	819
	Royal & Sun Alliance Insurance Group PLC	320,989	799
^	HMV Group PLC	215,229	551
	The Berkeley Group Holdings PLC	40,586	548
^	Carphone Warehouse PLC	138,994	546
	Devro PLC	330,762	535
	Next PLC	26,841	516
*	Sportingbet PLC	621,287	420
	Daily Mail and General Trust PLC	57,575	358
	Northgate PLC	45,511	319
	Mondi PLC (South African Shares)	36,336	213
*	HBOS PLC Rights Exp. 7/18/08	595,241	127
*	Barclays PLC Rights Exp. 7/17/08	111,205	21
			541,780
United States (35.3%)
	Financials (6.5%)
	The Chubb Corp.	884,100	43,330
	JPMorgan Chase & Co.	966,627	33,165
	State Street Corp.	507,600	32,481
	American International Group, Inc.	1,068,300	28,267
	The Travelers Cos., Inc.	588,800	25,554
*	Berkshire Hathaway Inc. Class B	5,353	21,476
	Assurant, Inc.	244,400	16,121
	MetLife, Inc.	295,900	15,615
	Morgan Stanley	419,500	15,131
	The Hartford Financial Services Group Inc.	231,400	14,942
	The Goldman Sachs Group, Inc.	75,600	13,223
	Merrill Lynch & Co., Inc.	405,498	12,858
	Citigroup, Inc.	739,700	12,397
	Fannie Mae	557,700	10,881
	ACE Ltd.	195,450	10,767
*	Arch Capital Group Ltd.	137,303	9,106
	Bank of America Corp.	374,100	8,930
*	Interactive Brokers Group, Inc.	272,859	8,767
	Moody's Corp.	253,514	8,731
	Federated Investors, Inc.	244,100	8,402
	Axis Capital Holdings Ltd.	279,077	8,319
	PartnerRe Ltd.	93,413	6,458
	Platinum Underwriters Holdings, Ltd.	185,592	6,052
	Lazard Ltd. Class A	169,600	5,792
	Freddie Mac	316,300	5,187
	XL Capital Ltd. Class A	239,282	4,920

	Genworth Financial Inc.	269,900	4,807
	Discover Financial Services	347,400	4,575
*	CB Richard Ellis Group, Inc.	215,800	4,143
	Mercury General Corp.	87,500	4,088
	American Express Co.	106,697	4,019
*	Knight Capital Group, Inc. Class A	193,200	3,474
	Aspen Insurance Holdings Ltd.	144,584	3,422
	Wachovia Corp.	216,400	3,361
	MGIC Investment Corp.	549,200	3,356
	Washington Mutual, Inc.	661,500	3,261
*	FCStone Group, Inc.	108,100	3,019
	Lehman Brothers Holdings, Inc.	115,000	2,278
^	MBIA, Inc.	450,200	1,976
*,1	J.G. Wentworth Inc.	147,900	1,775
	Fidelity National Financial, Inc. Class A	134,600	1,696
	GFI Group Inc.	160,600	1,447
	Progressive Corp. of Ohio	55,570	1,040
*	PHH Corp.	66,800	1,025
	Markel Corp.	2,766	1,015
	Endurance Specialty Holdings Ltd.	30,273	932
	American Financial Group, Inc.	32,550	871
	Max Re Capital Ltd.	36,949	788
	Pacific Capital Bancorp	56,200	774
	CVB Financial Corp.	78,100	737
^	Corus Bankshares Inc.	169,100	704
	Allied World Assurance Holdings, Ltd.	15,349	608
	Countrywide Financial Corp.	138,000	587
	Ameriprise Financial, Inc.	8,900	362
*	Turkiye Garanti Bankasi A.S.	89,800	207
^	Thornburg Mortgage, Inc. REIT	573,800	115

	Consumer Discretionary (5.6%)
*	GameStop Corp. Class A	941,800	38,049
*	Cablevision Systems NY Group Class A	1,520,200	34,356
	Hasbro, Inc.	546,514	19,521
	Clear Channel Communications, Inc.	529,900	18,652
*	Priceline.com, Inc.	158,566	18,308
	Darden Restaurants Inc.	542,659	17,333
*	Bally Technologies Inc.	467,474	15,801
*	Hanesbrands Inc.	578,100	15,690
*	Liberty Global, Inc. Class A	474,260	14,906
*	Liberty Global, Inc. Series C	446,460	13,555
	CBS Corp.	667,600	13,011
	Time Warner, Inc.	813,644	12,042
	Macy's Inc.	614,500	11,934
	Autoliv, Inc.	217,200	10,126
*	Amazon.com, Inc.	123,300	9,042
	J.C. Penney Co., Inc. (Holding Co.)	237,300	8,612
*	Exide Technologies	435,320	7,296
^,*	Blue Nile Inc.	168,500	7,165
*	DIRECTV Group, Inc.	247,500	6,413
*	Discovery Holding Co. Class A	268,050	5,886
	American Greetings Corp. Class A	445,900	5,502
*	Jack in the Box Inc.	225,056	5,043
*	Liberty Media Corp.	192,500	4,664
	The Buckle, Inc.	98,702	4,514
*	The Warnaco Group, Inc.	83,100	3,662
*	Liberty Media Corp.-Interactive Series A	244,526	3,609
	Pulte Homes, Inc.	349,400	3,365
	Bob Evans Farms, Inc.	117,400	3,358
	Tiffany & Co.	80,200	3,268
^,*	Fleetwood Enterprises, Inc.	1,152,800	3,020
	VF Corp.	41,900	2,982
*	Quiksilver, Inc.	300,400	2,950
	Omnicom Group Inc.	64,976	2,916
^,*	Netflix.com, Inc.	109,700	2,860
	Systemax Inc.	157,270	2,776
	KB Home	162,100	2,744
	Black & Decker Corp.	46,000	2,645
	RadioShack Corp.	186,385	2,287
	Genesco, Inc.	72,800	2,247
*	Liberty Media Corp.-Capital Series A	153,725	2,214

	CBRL Group, Inc.	85,500	2,096
	Cooper Tire & Rubber Co.	254,600	1,996
*	Jos. A. Bank Clothiers, Inc.	68,100	1,822
	CBS Corp. Class A	89,900	1,751
	PRIMEDIA Inc.	372,566	1,736
*	CEC Entertainment Inc.	55,100	1,543
*	Rent-A-Center, Inc.	71,300	1,467
*	Jo-Ann Stores, Inc.	62,759	1,445
*	Lear Corp.	80,384	1,140
	Furniture Brands International Inc.	75,600	1,010
*	Blockbuster Inc. Class B	482,090	974
	American Axle & Manufacturing Holdings, Inc.	120,500	963
*	Tenneco Automotive, Inc.	51,900	702
	Jackson Hewitt Tax Service Inc.	36,900	451
	Sherwin-Williams Co.	5,000	230
*	Sun-Times Media Group, Inc.	220,100	108
	Circuit City Stores, Inc.	31,500	91

	Energy (5.5%)
	ExxonMobil Corp.	1,575,600	138,858
	Marathon Oil Corp.	1,621,600	84,112
	Chevron Corp.	681,100	67,518
	ConocoPhillips Co.	619,977	58,520
	Schlumberger Ltd.	74,386	7,991
*	Stone Energy Corp.	84,000	5,536
	EOG Resources, Inc.	36,359	4,770
*	Swift Energy Co.	35,800	2,365
*	SEACOR Holdings Inc.	17,600	1,575
*	Contango Oil & Gas Co.	14,900	1,385
*	Clayton Williams Energy, Inc.	9,900	1,089
	Baker Hughes, Inc.	11,500	1,004
^,*	USEC Inc.	117,234	713

	Consumer Staples (4.5%)
	The Kroger Co.	2,823,400	81,512
*	Lorillard, Inc.	671,043	46,409
	Costco Wholesale Corp.	540,300	37,897
	Philip Morris International Inc.	715,209	35,324
	Altria Group, Inc.	1,198,077	24,632
	Safeway, Inc.	799,183	22,817
	Bunge Ltd.	120,926	13,023
	SuperValu Inc.	347,800	10,744
*	Fresh Del Monte Produce Inc.	354,617	8,358
	Walgreen Co.	151,390	4,922
	Herbalife Ltd.	116,588	4,518
	PepsiCo, Inc.	56,849	3,615
	Nash-Finch Co.	72,300	2,478
*	Chiquita Brands International, Inc.	119,000	1,805
	Wal-Mart Stores, Inc.	30,999	1,742
	Casey's General Stores, Inc.	71,700	1,661
*	Ralcorp Holdings, Inc.	25,500	1,261
	Universal Corp. (VA)	26,500	1,198
	Imperial Sugar Co.	76,700	1,191
	Sanderson Farms, Inc.	24,800	856
^	Cal-Maine Foods, Inc.	23,100	762

	Industrials (4.4%)
	Cummins Inc.	829,200	54,329
	Parker Hannifin Corp.	438,250	31,256
*	Terex Corp.	429,072	22,041
^	Dryships Inc.	237,002	19,003
*	Kansas City Southern	385,100	16,941
	Northrop Grumman Corp.	247,029	16,526
*	Superior Essex Inc.	348,377	15,548
	Watson Wyatt & Co. Holdings	205,200	10,853
*	TBS International Ltd.	254,095	10,151
	Excel Maritime Carriers, Ltd.	250,378	9,827
	SPX Corp.	67,800	8,931
	Pitney Bowes, Inc.	237,300	8,092
	Viad Corp.	259,400	6,690
	General Electric Co.	249,300	6,654
*	GrafTech International Ltd.	244,556	6,561
	Eaton Corp.	72,600	6,169
*	Perini Corp.	186,577	6,166
	Raytheon Co.	94,800	5,335
*	Kirby Corp.	90,200	4,330
*	United Stationers, Inc.	115,122	4,254
	L-3 Communications Holdings, Inc.	46,100	4,189
*	United Rentals, Inc.	196,100	3,846
*	Northwest Airlines Corp.	384,100	2,558
	IKON Office Solutions, Inc.	208,200	2,349
*	AMR Corp.	443,000	2,268

*	BE Aerospace, Inc.	91,862	2,139
	Arkansas Best Corp.	53,600	1,964
	Deluxe Corp.	109,145	1,945
*	NCI Building Systems, Inc.	48,683	1,788
*	WESCO International, Inc.	44,600	1,786
	Deere & Co.	22,424	1,617
	Ritchie Brothers Auctioneers Inc.	54,510	1,479
*	Hertz Global Holdings Inc.	128,400	1,233
	Armstrong Worldwide Industries, Inc.	40,500	1,183
	A.O. Smith Corp.	35,200	1,156
	Fastenal Co.	21,723	938
*	US Airways Group Inc.	249,300	623

	Materials (3.1%)
*	The Mosaic Co.	688,430	99,616
	CF Industries Holdings, Inc.	198,193	30,284
	United States Steel Corp.	141,906	26,221
	Dow Chemical Co.	506,900	17,696
	Nucor Corp.	143,200	10,693
	AK Steel Holding Corp.	148,300	10,233
	NewMarket Corp.	74,400	4,927
	Eastman Chemical Co.	70,600	4,861
	Scotts Miracle-Gro Co.	265,900	4,672
	Praxair, Inc.	17,943	1,691

	Health Care (2.9%)
	Pfizer Inc.	2,526,000	44,129
	AmerisourceBergen Corp.	1,076,271	43,040
*	King Pharmaceuticals, Inc.	2,036,070	21,318
	Wyeth	361,500	17,338
	McKesson Corp.	310,000	17,332
	Merck & Co., Inc.	334,300	12,600
*	Invitrogen Corp.	201,100	7,895
*	Kinetic Concepts, Inc.	169,600	6,769
	CIGNA Corp.	142,000	5,025
*	WellCare Health Plans Inc.	100,800	3,644
	WellPoint Inc.	73,238	3,491
	Genentech, Inc.	38,920	2,954
*	LifePoint Hospitals, Inc.	94,100	2,663
	IMS Health, Inc.	79,918	1,862
	Patterson Cos.	48,592	1,428
*	Health Management Associates Class A	209,900	1,366
	Bristol-Myers Squibb Co.	52,000	1,068
	Schering-Plough Corp.	43,800	862

	Information Technology (2.2%)
*	Symantec Corp.	744,200	14,400
	Hewlett-Packard Co.	319,900	14,143
*	Gartner, Inc. Class A	634,107	13,139
*	Flextronics International Ltd.	1,245,405	11,707
	Xerox Corp.	840,900	11,403
*	Lexmark International, Inc.	336,691	11,256
	Accenture Ltd.	215,860	8,790
	Microsoft Corp.	310,428	8,540
*	eBay Inc.	298,742	8,165
*	Amkor Technology, Inc.	722,000	7,516
*	Sun Microsystems, Inc.	651,110	7,084
*	LSI Corp.	982,431	6,032
*	DST Systems, Inc.	77,300	4,255
*	Integrated Device Technology Inc.	418,310	4,158
*	SAIC, Inc.	197,900	4,118
*	Zoran Corp.	240,800	2,817
*	EarthLink, Inc.	291,320	2,520
*	Avnet, Inc.	87,300	2,381
*	Western Digital Corp.	67,800	2,341
*	Tech Data Corp.	45,200	1,532
	Automatic Data Processing, Inc.	33,792	1,416
*	Forrester Research, Inc.	43,700	1,349
	Microchip Technology, Inc.	34,188	1,044
*	UTStarcom, Inc.	154,800	847
*	Sohu.com Inc.	10,924	769
*	Dell Inc.	25,900	567

	Telecommunication Services (0.6%)
	Sprint Nextel Corp.	1,071,000	10,175
*	NII Holdings Inc.	195,200	9,270
	AT&T Inc.	199,400	6,718
*	Cincinnati Bell Inc.	1,225,200	4,876
^,*	Level 3 Communications, Inc.	1,123,700	3,315

	Embarq Corp.	57,400	2,713

	Utilities (0.0%)
	OGE Energy Corp.	47,200	1,496
*	Mirant Corp.	29,700	1,163

			2,413,755
Total Common Stocks (Cost $6,400,283)			6,510,901
Temporary Cash Investments (6.1%)
Money Market Fund (5.7%)
2	Vanguard Market Liquidity Fund, 2.405%	389,174,306	389,174
			389,174
Face Amount ($000)
U.S. Government Agency Obligations (0.4%)
3,4	Federal Home Loan Mortgage Corp. 2.072%, 7/11/08	10,000	9,994
3,4	Federal Home Loan Mortgage Corp. 2.146%, 8/11/08	10,000	9,975
3,4	Federal Home Loan Mortgage Corp. 2.114%, 7/21/08	5,000	4,994
			24,963
Total Temporary Cash Investments (Cost $414,138)			414,137
Total Investments (101.2%) (Cost $6,814,421)			6,925,038
Other Assets and Liabilities – Net (1.2%) 4			(83,094)
Net Assets (100%)			6,841,944

^			Part of security position is on loan to broker-dealers.
*			Non-income-producing security.
1			Restricted security represents 0.00% of net assets.
2			Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3			The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
4			Securities with a value of $24,963,000 and cash of $2,505,000, have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2008, the cost of investment securities for tax purposes was $6,830,033,000. Net unrealized appreciation of investment securities for tax purposes was $95,005,000, consisting of unrealized gains of $992,997,000 on securities that had risen in value since their purchase and $897,992,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.2% and 2.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
	Number	Aggregate	Unrealized
	of Long	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)

Dow Jones EURO STOXX 50 Index	1,321	70,348	(4,264)
S&P Index	216	69,179	(4,219)
FTSE 100 Index	613	68,903	(3,529)
S&P ASX 200 Index	260	32,393	(1,242)
Topix Index	211	26,244	(1,537)
MSCI Taiwan Index	417	11,989	(393)

Unrealized appreciation (depreciation) on open S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At June 30, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
	Contract Amount (000)				Appreciation
					(Depreciation)
Contract Settlement Date	Receive		Deliver		($000)

9/24/2008	EUR	34,900	USD	54,743	885
9/24/2008	GBP	36,395	USD	71,952	1,386
9/17/2008	JPY	2,944,984	USD	27,903	274
9/24/2008	AUD	35,049	USD	33,250	584

AUD-Australian dollar.

EUR-Euro.

GBP-British pound.

JPY-Japanese yen.

USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments

As of June 30, 2008

		Shares	Market Value ($000)
Common Stocks (99.3%)
Consumer Discretionary (12.2%)
	DeVry, Inc.	18,800	1,008
*	Big Lots Inc.	31,000	968
*	DreamWorks Animation SKG, Inc.	30,000	894
*	Aeropostale, Inc.	27,600	865
*	Hanesbrands Inc.	30,300	822
*	Rent-A-Center, Inc.	36,600	753
*	The Gymboree Corp.	18,000	721
	Bob Evans Farms, Inc.	23,587	675
	Snap-On Inc.	12,900	671
*	Jack in the Box Inc.	29,800	668
*	Exide Technologies	39,700	665
	International Speedway Corp.	16,900	660
	Hillenbrand Inc.	29,851	639
	Interactive Data Corp.	25,400	638
*,^	Jos. A. Bank Clothiers, Inc.	23,500	629
*	The Warnaco Group, Inc.	13,900	613
*	Papa John's International, Inc.	22,415	596
	Burger King Holdings Inc.	21,796	584
	Brown Shoe Co., Inc.	38,555	522
*	Chipotle Mexican Grill, Inc.	6,200	512
*	Lear Corp.	35,600	505
	John Wiley & Sons Class A	11,000	495
	Ethan Allen Interiors, Inc.	19,428	478
	Systemax Inc.	26,400	466
*	P.F. Chang's China Bistro, Inc.	20,800	465
*	Denny's Corp.	161,700	459
	Movado Group, Inc.	22,703	449
	Meredith Corp.	15,700	444
	CSS Industries, Inc.	17,500	424
	Asbury Automotive Group, Inc.	32,657	420
	Barnes & Noble, Inc.	15,700	390
	Idearc Inc.	163,200	383
	Oxford Industries, Inc.	20,000	383
	Men's Wearhouse, Inc.	23,255	379
	UniFirst Corp.	8,100	362
	Furniture Brands International Inc.	26,900	359
*	Valassis Communications, Inc.	27,400	343
	CBRL Group, Inc.	13,124	322
	Blyth, Inc.	24,500	295
*	JAKKS Pacific, Inc.	13,400	293
*	Town Sports International Holdings, Inc.	29,548	276
	American Greetings Corp. Class A	22,100	273
	Service Corp. International	25,490	251
*	Deckers Outdoor Corp.	1,800	251
	Cooper Tire & Rubber Co.	31,700	248
^	Tempur-Pedic International Inc.	26,000	203
*	Entravision Communications Corp.	49,200	198
^	NutriSystem, Inc.	10,900	154
	Sinclair Broadcast Group, Inc.	19,300	147
	Choice Hotels International, Inc.	5,200	138
	American Axle & Manufacturing Holdings, Inc.	16,800	134
	Regis Corp.	4,600	121
	Sonic Automotive, Inc.	9,200	119
*	The Dress Barn, Inc.	6,392	85
*	Chipotle Mexican Grill, Inc. Class B	1,100	83
*	Bally Technologies Inc.	1,500	51
*	Sally Beauty Co. Inc.	7,800	50
*	Priceline.com, Inc.	200	23
			25,022
Consumer Staples (3.3%)
*	NBTY, Inc.	25,700	824
	Universal Corp. (VA)	15,200	687

	Nash-Finch Co.	18,800	644
*	Winn-Dixie Stores, Inc.	39,542	634
^	Cal-Maine Foods, Inc.	19,000	627
*	Alliance One International, Inc.	111,400	569
	Corn Products International, Inc.	10,305	506
	Alberto-Culver Co.	15,800	415
	Longs Drug Stores, Inc.	8,200	345
*	Chiquita Brands International, Inc.	20,700	314
	Herbalife Ltd.	8,100	314
*	Central European Distribution Corp.	3,800	282
	Vector Group Ltd.	16,800	271
	Sanderson Farms, Inc.	5,400	186
	Coca-Cola Bottling Co.	4,600	170
	PriceSmart, Inc.	2,100	42
			6,830
Energy (10.8%)
*	Whiting Petroleum Corp.	11,700	1,241
*	Superior Energy Services, Inc.	22,253	1,227
	St. Mary Land & Exploration Co.	18,386	1,188
*	Comstock Resources, Inc.	13,900	1,174
*	Unit Corp.	13,890	1,152
*	Encore Acquisition Co.	14,000	1,053
*	Oil States International, Inc.	16,497	1,047
*	Mariner Energy Inc.	27,700	1,024
*	Swift Energy Co.	13,729	907
	W&T Offshore, Inc.	14,900	872
*	Concho Resources, Inc.	22,800	850
*	Complete Production Services, Inc.	23,000	838
*	Willbros Group, Inc.	18,800	824
*	SEACOR Holdings Inc.	9,171	821
*	Rosetta Resources, Inc.	28,700	818
	Berry Petroleum Class A	13,500	795
*	Contango Oil & Gas Co.	8,400	781
*	Gulfmark Offshore, Inc.	12,000	698
*	McMoRan Exploration Co.	22,500	619
*	PetroQuest Energy, Inc.	22,000	592
*	Dawson Geophysical Co.	9,000	535
*	W-H Energy Services, Inc.	4,248	407
*	Alpha Natural Resources, Inc.	3,800	396
*	Cal Dive International, Inc.	24,700	353
	Massey Energy Co.	3,300	309
*	ATP Oil & Gas Corp.	7,400	292
*	Atwood Oceanics, Inc.	2,159	268
	Holly Corp.	6,236	230
*	Grey Wolf, Inc.	25,200	228
*	Core Laboratories N.V.	1,400	199
*	Stone Energy Corp.	2,400	158
*	Bristow Group, Inc.	2,000	99
*	Basic Energy Services Inc.	2,800	88
*	Bois d'Arc Energy, Inc.	2,800	68
			22,151
Financials (17.6%)
	Bank of Hawaii Corp.	18,000	860
	The Hanover Insurance Group Inc.	19,500	829
	Platinum Underwriters Holdings, Ltd.	24,900	812
*	Knight Capital Group, Inc. Class A	45,100	811
	Aspen Insurance Holdings Ltd.	33,800	800
*	Interactive Brokers Group, Inc.	23,300	749
*	SVB Financial Group	15,400	741
	IPC Holdings Ltd.	27,900	741
	First Niagara Financial Group, Inc.	57,600	741

	Endurance Specialty Holdings Ltd.	23,800	733
	Allied World Assurance Holdings, Ltd.	17,600	697
	Odyssey Re Holdings Corp.	19,600	696
	City Holding Co.	16,662	679
	Rayonier Inc. REIT	15,820	672
*	EZCORP, Inc.	49,839	635
	FirstMerit Corp.	38,500	628
	Alexandria Real Estate Equities, Inc. REIT	6,400	623
	Cash America International Inc.	19,913	617
	Nationwide Health Properties, Inc. REIT	19,600	617
	First Financial Corp. (IN)	20,000	612
	Taubman Co. REIT	11,610	565
	Montpelier Re Holdings Ltd.	38,000	560
*	Stifel Financial Corp.	15,150	521
	Raymond James Financial, Inc.	19,700	520
	BancFirst Corp.	11,826	506
*	FCStone Group, Inc.	18,100	506
*	PHH Corp.	32,600	500
	Max Re Capital Ltd.	23,300	497
	First Community Bancshares, Inc.	17,550	495
	Trustmark Corp.	28,022	495
	Douglas Emmett, Inc. REIT	21,700	477
	American Physicians Capital, Inc.	9,700	470
	Univest Corp. of Pennsylvania	23,600	469
	Pacific Capital Bancorp	34,000	469
	Highwood Properties, Inc. REIT	14,810	465
	Home Properties, Inc. REIT	9,500	457
	First Commonwealth Financial Corp.	47,300	441
	Senior Housing Properties Trust REIT	22,100	432
	National Retail Properties REIT	19,900	416
	Mid-America Apartment Communities, Inc. REIT	8,070	412
	Washington REIT	13,400	403
	DCT Industrial Trust Inc. REIT	46,600	386
	Tanger Factory Outlet Centers, Inc. REIT	10,500	377
	WSFS Financial Corp.	8,350	372
	Advanta Corp. Class B	58,450	368
	American Campus Communities, Inc. REIT	13,205	368
	United Bankshares, Inc.	15,800	363
	First Industrial Realty Trust REIT	13,200	363
	Healthcare Realty Trust Inc. REIT	15,200	361
	Equity Lifestyle Properties, Inc. REIT	8,000	352
	EastGroup Properties, Inc. REIT	8,100	347
	Post Properties, Inc. REIT	11,260	335
	F.N.B. Corp.	28,400	335
	Cullen/Frost Bankers, Inc.	6,600	329
	Colonial Properties Trust REIT	16,170	324
	Jones Lang LaSalle Inc.	5,270	317
	Cathay General Bancorp	28,800	313
	Pennsylvania REIT	13,470	312
	Saul Centers, Inc. REIT	6,300	296
	LTC Properties, Inc. REIT	11,300	289
	Parkway Properties Inc. REIT	8,500	287
	HRPT Properties Trust REIT	41,000	278

	Old Second Bancorp, Inc.	21,900	254
	WesBanco, Inc.	14,700	252
	Health Care Inc. REIT	5,600	249
	Gamco Investors Inc. Class A	5,000	248
	Mack-Cali Realty Corp. REIT	7,120	243
	Chemical Financial Corp.	11,200	228
	City Bank Lynnwood (WA)	24,400	210
	Sun Communities, Inc. REIT	11,400	208
	Getty Realty Holding Corp. REIT	14,400	207
	Navigators Group, Inc.	3,700	200
*	Ocwen Financial Corp.	42,659	198
	Presidential Life Corp.	12,600	194
*	Philadelphia Consolidated Holding Corp.	5,542	188
	Potlatch Corp. REIT	4,000	180
*	TradeStation Group, Inc.	16,400	166
	Digital Realty Trust, Inc. REIT	3,310	135
	Sunstone Hotel Investors, Inc. REIT	7,600	126
	Essex Property Trust, Inc. REIT	1,100	117
	Realty Income Corp. REIT	4,800	109
	LaSalle Hotel Properties REIT	4,100	103
	Independent Bank Corp. (MA)	3,300	79
	Old National Bancorp	5,340	76
	Strategic Hotels and Resorts, Inc. REIT	7,600	71
	Glimcher Realty Trust REIT	6,300	70
	Franklin Street Properties Corp. REIT	5,270	67
	Gramercy Capital Corp. REIT	5,402	63
	BRE Properties Inc. Class A REIT	1,400	61
	FelCor Lodging Trust, Inc. REIT	5,010	53
	First Financial Bancorp	5,400	50
	Westamerica Bancorporation	900	47
	MCG Capital Corp.	10,858	43
^	Thornburg Mortgage, Inc. REIT	187,070	37
*	Darwin Professional Underwriters, Inc.	900	28
	Friedman, Billings, Ramsey Group, Inc. REIT	16,600	25
	Community Trust Bancorp Inc.	916	24
*	LaBranche & Co. Inc.	2,100	15
			36,065
Health Care (11.3%)
	Universal Health Services Class B	16,400	1,037
*	OSI Pharmaceuticals, Inc.	23,049	952
*	Onyx Pharmaceuticals, Inc.	24,500	872
*	Myriad Genetics, Inc.	18,700	851
*	BioMarin Pharmaceutical Inc.	28,146	816
*	Pediatrix Medical Group, Inc.	16,340	804
*	Masimo Corp.	23,100	793
	Owens & Minor, Inc. Holding Co.	17,000	777
*	Psychiatric Solutions, Inc.	19,100	723
	West Pharmaceutical Services, Inc.	16,400	710
*	Amedisys Inc.	13,900	701
*	CONMED Corp.	26,100	693
	Datascope Corp.	14,431	678
	Analogic Corp.	10,700	675
	Medicis Pharmaceutical Corp.	31,200	648
*	Cubist Pharmaceuticals, Inc.	34,400	614
	STERIS Corp.	20,400	587

	Perrigo Co.	18,000	572
*	Emergent BioSolutions Inc.	57,400	570
	Sciele Pharma, Inc.	29,384	569
*	Healthspring, Inc.	33,000	557
*	Sun Healthcare Group Inc.	41,100	550
	Chemed Corp.	14,400	527
*	Cynosure Inc.	24,800	492
*	K-V Pharmaceutical Co. Class A	25,243	488
*	AMERIGROUP Corp.	22,100	460
*	Xenoport Inc.	11,582	452
*	Triple-S Management Corp.	27,300	446
*	Molina Healthcare Inc.	18,206	443
*	Bio-Rad Laboratories, Inc. Class A	5,206	421
*	Cypress Bioscience, Inc.	56,400	406
*	Cross Country Healthcare, Inc.	26,864	387
*	Kindred Healthcare, Inc.	11,600	334
*	AmSurg Corp.	13,700	334
*	AthenaHealth Inc.	9,400	289
*	Applera Corp.-Celera Genomics Group	25,300	287
*	Bruker BioSciences Corp.	19,400	249
*	Alnylam Pharmaceuticals Inc.	8,300	222
*	Isis Pharmaceuticals, Inc.	15,900	217
	PDL BioPharma Inc.	19,000	202
*	XOMA Ltd.	105,500	178
*	AMN Healthcare Services, Inc.	10,139	172
*	Apria Healthcare Group Inc.	6,000	116
*	eResearch Technology, Inc.	5,700	99
*	Air Methods Corp.	3,000	75
*	Tenet Healthcare Corp.	12,600	70
*	Gentiva Health Services, Inc.	3,400	65
*	MedCath Corp.	2,952	53
	LCA-Vision Inc.	10,000	48
*	Omrix Biopharmaceuticals, Inc.	2,056	32
			23,313
Industrials (17.2%)
	Walter Industries, Inc.	13,200	1,436
*	Gardner Denver Inc.	18,500	1,051
*	GrafTech International Ltd.	37,300	1,001
*	Kansas City Southern	21,800	959
	Trinity Industries, Inc.	27,060	939
	Robbins & Myers, Inc.	18,500	923
	The Brink's Co.	13,500	883
*	EMCOR Group, Inc.	30,700	876
	GATX Corp.	19,500	864
*	Alliant Techsystems, Inc.	8,400	854
	Acuity Brands, Inc.	17,642	848
	Watson Wyatt & Co. Holdings	15,300	809
	Hubbell Inc. Class B	19,100	762
	Mueller Industries Inc.	23,200	747
	Genco Shipping and Trading Ltd.	11,000	717
*	United Rentals, Inc.	36,282	712
	Belden Inc.	20,900	708
*	Esterline Technologies Corp.	13,800	680
*	Polypore International Inc.	25,900	656
*	Perini Corp.	18,600	615
	Ryder System, Inc.	8,809	607
*	Sykes Enterprises, Inc.	32,000	604
	Carlisle Co., Inc.	20,700	600
*	Kirby Corp.	12,400	595
*	Chart Industries, Inc.	12,000	584
	The Toro Co.	17,509	583
*	TransDigm Group, Inc.	17,000	571
	Steelcase Inc.	56,574	567
*	United Stationers, Inc.	14,841	548
^	Lindsay Manufacturing Co.	6,400	544
*	TBS International Ltd.	13,400	535
*	RSC Holdings Inc.	57,500	532
*	Columbus McKinnon Corp.	21,900	527
*	MPS Group, Inc.	49,250	524

	Lennox International Inc.	17,448	505
	Deluxe Corp.	28,000	499
^	HNI Corp.	27,600	487
	Herman Miller, Inc.	19,400	483
*	Consolidated Graphics, Inc.	9,753	481
*	FTI Consulting, Inc.	7,000	479
	Apogee Enterprises, Inc.	29,342	474
	Triumph Group, Inc.	9,600	452
	The Manitowoc Co., Inc.	13,800	449
*	Tecumseh Products Co. Class A	13,200	433
*	Rush Enterprises, Inc. Class A	35,598	428
	Arkansas Best Corp.	11,600	425
	CIRCOR International, Inc.	8,500	416
*	Avis Budget Group, Inc.	48,900	409
*	Dycom Industries, Inc.	26,200	380
*	First Advantage Corp. Class A	22,800	361
	Applied Industrial Technology, Inc.	14,600	353
	Kennametal, Inc.	10,634	346
	American Railcar Industries, Inc.	20,600	346
*	Spherion Corp.	71,540	331
	Textainer Group Holdings Ltd.	16,500	322
*	Republic Airways Holdings Inc.	31,400	272
	Alexander & Baldwin, Inc.	5,400	246
*	General Cable Corp.	3,900	237
	CDI Corp.	8,900	226
	Armstrong Worldwide Industries, Inc.	7,700	225
	Skywest, Inc.	14,600	185
*	Interline Brands, Inc.	11,200	178
			35,389
Information Technology (16.6%)
	Broadridge Financial Solutions LLC	47,000	989
*	Sybase, Inc.	30,082	885
*	Mettler-Toledo International Inc.	8,266	784
*	Skyworks Solutions, Inc.	79,200	782
*	Integrated Device Technology Inc.	77,200	767
*	Anixter International Inc.	12,800	761
*	Tech Data Corp.	22,400	759
*	Plexus Corp.	27,165	752
*	MICROS Systems, Inc.	24,548	748
*	ADC Telecommunications, Inc.	50,500	746
*	ManTech International Corp.	14,925	718
*	Compuware Corp.	75,000	716
*	Amkor Technology, Inc.	68,665	715
*	TNS Inc.	28,300	678
*	UTStarcom, Inc.	122,800	672
	Syntel, Inc.	19,352	653
*	Ciena Corp.	27,900	646
*	EarthLink, Inc.	74,700	646
*	SPSS, Inc.	17,560	639
*	Fairchild Semiconductor International, Inc.	54,200	636
*	j2 Global Communications, Inc.	27,400	630
*	Multi-Fineline Electronix, Inc.	22,700	628
*	Cabot Microelectronics Corp.	18,500	613
*	S1 Corp.	79,218	600
*	Interwoven Inc.	49,528	595
*	Synopsys, Inc.	24,700	591
*	3Com Corp.	278,000	589
*	Metavante Technologies	25,600	579
*	iGATE Corp.	70,671	575
*	Checkpoint Systems, Inc.	27,300	570
	United Online, Inc.	55,900	561
*	QLogic Corp.	38,200	557
*	Dolby Laboratories Inc.	13,280	535

*	Eagle Test Systems, Inc.	46,500	521
*	Vignette Corp.	41,000	492
	Methode Electronics, Inc. Class A	46,900	490
	Bel Fuse, Inc. Class B	19,600	484
	Technitrol, Inc.	28,490	484
*	Radiant Systems, Inc.	44,900	482
*	Progress Software Corp.	18,700	478
*	CMGI, Inc.	44,700	474
*	Zoran Corp.	37,016	433
*	Verigy Ltd.	18,700	425
*,^	Sigma Designs, Inc.	30,100	418
*	OmniVision Technologies, Inc.	34,400	416
*	Emulex Corp.	34,370	400
*	Insight Enterprises, Inc.	31,900	374
*	JDA Software Group, Inc.	20,600	373
*	Varian Semiconductor Equipment Associates, Inc.	10,200	355
*	AsiaInfo Holdings, Inc.	29,700	351
*	Blue Coat Systems, Inc.	24,600	347
*	Quantum Corp.	243,700	329
*	ANADIGICS, Inc.	31,300	308
*	Silicon Image, Inc.	42,100	305
*	Lawson Software, Inc.	41,500	302
*	Novell, Inc.	47,600	280
*	Omniture, Inc.	14,800	275
*	Tekelec	17,300	255
*	RF Micro Devices, Inc.	85,200	247
*	Semtech Corp.	16,500	232
*	TriQuint Semiconductor, Inc.	33,100	201
*	Kenexa Corp.	9,700	183
*	SAIC, Inc.	8,700	181
*	Novatel Wireless, Inc.	15,200	169
*	Brocade Communications Systems, Inc.	19,900	164
	Jack Henry & Associates Inc.	6,600	143
	InfoSpace, Inc.	14,700	122
*	CSG Systems International, Inc.	9,684	107
*	NeuStar, Inc. Class A	4,800	104
*	Macrovision Solutions Corp.	3,851	58
*	Comtech Telecommunications Corp.	900	44
			34,121
Materials (5.0%)
	Schnitzer Steel Industries, Inc. Class A	8,100	928
	Cytec Industries, Inc.	16,300	889
	RPM International, Inc.	39,800	820
	Greif Inc. Class A	12,134	777
	Carpenter Technology Corp.	16,100	703
	Olin Corp.	26,200	686
	Rock-Tenn Co.	21,500	645
	Koppers Holdings, Inc.	14,700	615
	Terra Industries, Inc.	11,500	568
*	W.R. Grace & Co.	24,100	566
	Airgas, Inc.	9,600	561
	Commercial Metals Co.	12,200	460
*	OM Group, Inc.	13,692	449
*	Buckeye Technology, Inc.	51,500	436
	Kaiser Aluminum Corp.	7,700	412
*	Rockwood Holdings, Inc.	8,200	285
	Worthington Industries, Inc.	12,900	264
	H.B. Fuller Co.	9,400	211
	Silgan Holdings, Inc.	1,311	67
			10,342
Telecommunication Services (1.2%)
*	Cincinnati Bell Inc.	160,300	638
*	Premiere Global Services, Inc.	41,300	602
*	Syniverse Holdings Inc.	34,840	565
	Atlantic Tele-Network, Inc.	11,100	305
*	iPCS, Inc.	3,800	113
	NTELOS Holdings Corp.	3,500	89

*	Cogent Communications Group, Inc.	4,493	60
*	Centennial Communications Corp. Class A	4,610	32
			2,404
Utilities (4.1%)
	Atmos Energy Corp.	33,600	926
	ITC Holdings Corp.	16,500	843
	Hawaiian Electric Industries Inc.	32,700	809
	WGL Holdings Inc.	22,400	778
	Portland General Electric Co.	31,700	714
	Westar Energy, Inc.	32,800	706
	Black Hills Corp.	19,900	638
	Energen Corp.	7,844	612
	Northwest Natural Gas Co.	12,500	578
	National Fuel Gas Co.	9,300	553
*	El Paso Electric Co.	20,500	406
	The Laclede Group, Inc.	9,300	376
	Great Plains Energy, Inc.	8,900	225
	UIL Holdings Corp.	4,200	124
	CMS Energy Corp.	7,200	107
	Vectren Corp.	1,410	44
			8,439
Total Common Stocks (Cost $218,369)			204,076
Temporary Cash Investments (1.5%)
Money Market Fund (1.4%)
1	Vanguard Market Liquidity Fund, 2.405%	2,885,982	2,886

		Face Amount ($000)	Market Value ($000)
U.S. Agency Obligation (0.1%)
2,3	Federal National Mortgage Assn., 2.124%, 8/1/08	200	199
Total Temporary Cash Investments (Cost $3,085)			3,085
Total Investments (100.8%) (Cost $221,454)			207,161
Other Assets and Liabilities-Net (-0.8%)			(1,549)
Net Assets (100%)			205,612

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
3	Securities with a value of $199,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2008, the cost of investment securities for tax purposes was $221,454,000. Net unrealized depreciation of investment securities for tax purposes was $14,293,000, consisting of unrealized gains of $19,458,000 on securities that had risen in value since their purchase and $33,751,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

1		Dealer Footnote
		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Russell 2000 Index	4	1,383	(92)
E-mini Russell 2000 Index	4	277	(14)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 19, 2008

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 19, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.